Schedule of Investments (unaudited) October 31, 2020	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.0%
Globant SA(a)	5,859	$1,058,194
Telecom Argentina SA, ADR	7,517	48,184
YPF SA, ADR(a)	26,660	85,845

		1,192,223

Australia — 4.5%
Afterpay Ltd.(a)	33,916	2,302,916
AGL Energy Ltd.	89,203	781,782
AMP Ltd.	504,734	542,308
Ampol Ltd.	39,343	716,687
APA Group	170,588	1,256,654
Aristocrat Leisure Ltd.	89,027	1,789,925
ASX Ltd.	28,673	1,603,399
Aurizon Holdings Ltd.	277,745	735,325
AusNet Services	281,800	395,788
Australia & New Zealand Banking Group Ltd.	420,093	5,549,145
BHP Group Ltd.	442,064	10,486,647
BHP Group PLC	314,594	6,061,689
BlueScope Steel Ltd.	88,412	910,200
Brambles Ltd.	223,750	1,506,862
CIMIC Group Ltd.(a)	15,435	233,043
Coca-Cola Amatil Ltd.	87,402	762,929
Cochlear Ltd.	9,792	1,459,042
Coles Group Ltd.	200,420	2,498,223
Commonwealth Bank of Australia	263,208	12,757,509
Computershare Ltd.	85,612	730,471
Crown Resorts Ltd.	73,380	426,678
CSL Ltd.	68,199	13,772,041
Dexus	164,081	992,095
Evolution Mining Ltd.	230,463	896,608
Fortescue Metals Group Ltd.	257,527	3,141,336
Goodman Group	251,752	3,252,989
GPT Group (The)	310,972	880,072
Insurance Australia Group Ltd.	354,104	1,186,154
James Hardie Industries PLC	68,210	1,656,399
Lendlease Corp. Ltd.	95,017	798,039
Macquarie Group Ltd.	50,341	4,480,863
Magellan Financial Group Ltd.	20,433	790,634
Medibank Pvt Ltd.	421,033	789,440
Mirvac Group	655,855	971,812
National Australia Bank Ltd.	476,175	6,219,728
Newcrest Mining Ltd.	121,611	2,497,135
Northern Star Resources Ltd.	112,760	1,175,908
Oil Search Ltd.	314,834	568,207
Orica Ltd.	69,757	747,540
Origin Energy Ltd.	265,069	744,579
Qantas Airways Ltd.(a)	149,076	438,645
QBE Insurance Group Ltd.	218,005	1,263,026
Ramsay Health Care Ltd.	25,011	1,095,114
REA Group Ltd.	7,954	660,620
Rio Tinto Ltd.	53,131	3,448,679
Santos Ltd.	268,499	891,858
Scentre Group	782,509	1,153,986
Seek Ltd.(a)(b)	54,600	824,755
Sonic Healthcare Ltd.	69,271	1,693,839
South32 Ltd.	746,266	1,063,853
Stockland	383,915	1,037,977
Suncorp Group Ltd.	186,519	1,075,370
Sydney Airport	205,349	785,925

Security	Shares	Value

Australia (continued)
Tabcorp Holdings Ltd.	323,589	$747,621
Telstra Corp. Ltd.	577,085	1,086,091
TPG Telecom Ltd.(a)	57,012	287,463
Transurban Group	395,549	3,738,843
Treasury Wine Estates Ltd.	111,567	718,451
Vicinity Centres	575,891	489,348
Washington H Soul Pattinson & Co. Ltd.	19,833	352,929
Wesfarmers Ltd.	167,430	5,403,873
Westpac Banking Corp.	529,689	6,662,058
WiseTech Global Ltd.	24,441	495,859
Woodside Petroleum Ltd.	133,808	1,646,296
Woolworths Group Ltd.	188,174	5,042,662

		141,173,942

Austria — 0.1%
ANDRITZ AG	10,956	369,080
Erste Group Bank AG(a)	38,610	790,658
OMV AG	29,751	682,712
Raiffeisen Bank International AG(a)	28,694	412,454
Verbund AG	10,529	605,631
voestalpine AG	19,986	555,244

		3,415,779

Belgium — 0.5%
Ageas SA/NV	29,616	1,191,912
Anheuser-Busch InBev SA/NV	113,364	5,884,237
Elia Group SA/NV	4,393	425,238
Etablissements Franz Colruyt NV	7,999	473,522
Galapagos NV(a)	6,841	808,030
Groupe Bruxelles Lambert SA	19,802	1,621,103
KBC Group NV	35,366	1,743,830
Proximus SADP	20,377	396,275
Sofina SA	1,217	316,130
Solvay SA	11,399	925,485
Telenet Group Holding NV	5,688	218,647
UCB SA	19,234	1,897,679
Umicore SA	29,259	1,126,080

		17,028,168

Brazil — 1.0%
Ambev SA	690,700	1,459,023
Atacadao SA	44,500	142,391
B2W Cia. Digital(a)	37,755	492,662
B3 SA - Brasil, Bolsa, Balcao	335,971	2,974,561
Banco Bradesco SA	149,270	470,384
Banco BTG Pactual SA	36,300	456,426
Banco do Brasil SA	131,100	677,555
Banco Santander Brasil SA	36,300	201,772
BB Seguridade Participacoes SA	105,900	434,914
BRF SA(a)	82,759	240,842
CCR SA	200,000	387,097
Cia Brasileira de Distribuicao	22,700	243,889
Cia. de Saneamento Basico do Estado de Sao Paulo	55,500	409,079
Cia. Siderurgica Nacional SA	106,300	378,668
Cielo SA	206,824	120,881
Cogna Educacao	295,644	219,964
Cosan SA	23,100	260,366
Energisa SA	16,800	122,285
Engie Brasil Energia SA	46,400	321,002
Equatorial Energia SA	127,800	441,737
Hapvida Participacoes e Investimentos SA(c)	35,200	392,963
Hypera SA	67,400	326,129

1

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
IRB Brasil Resseguros S/A	153,882	$163,863
JBS SA	165,100	556,919
Klabin SA	109,000	448,779
Localiza Rent a Car SA	100,390	1,056,480
Lojas Renner SA	136,040	883,576
Magazine Luiza SA	463,600	1,980,310
Multiplan Empreendimentos Imobiliarios SA	27,400	90,145
Natura & Co. Holding SA	138,891	1,110,454
Notre Dame Intermedica Participacoes SA	70,800	807,336
Petrobras Distribuidora SA	106,200	353,263
Petroleo Brasileiro SA	595,700	1,962,938
Porto Seguro SA	6,500	53,456
Raia Drogasil SA	175,500	732,315
Rumo SA(a)	188,200	598,610
Sul America SA	42,900	297,532
Suzano SA(a)	110,600	960,030
TIM SA	179,198	368,279
Ultrapar Participacoes SA	118,200	335,781
Vale SA	547,399	5,748,354
Via Varejo SA(a)	191,100	568,726
WEG SA	127,400	1,675,467

		31,927,203

Canada — 6.4%
Agnico Eagle Mines Ltd.	37,038	2,929,762
Air Canada(a)	30,261	334,304
Algonquin Power & Utilities Corp.	89,757	1,359,802
Alimentation Couche-Tard Inc., Class B	130,074	4,002,652
AltaGas Ltd.	40,795	516,764
Atco Ltd., Class I, NVS	8,380	233,108
B2Gold Corp.	152,201	978,260
Bank of Montreal	96,238	5,725,849
Bank of Nova Scotia (The)	179,759	7,462,152
Barrick Gold Corp.	268,346	7,168,774
Bausch Health Companies Inc.(a)	47,615	783,852
BCE Inc.	19,688	790,562
BlackBerry Ltd.(a)	84,670	379,740
Brookfield Asset Management Inc., Class A	202,820	6,022,158
CAE Inc.	43,950	750,547
Cameco Corp.	64,215	609,714
Canadian Apartment Properties REIT	12,524	402,297
Canadian Imperial Bank of Commerce	67,061	4,998,329
Canadian National Railway Co.	106,178	10,539,362
Canadian Natural Resources Ltd.	178,329	2,835,396
Canadian Pacific Railway Ltd.	20,356	6,078,327
Canadian Tire Corp. Ltd., Class A, NVS	9,061	1,011,059
Canadian Utilities Ltd., Class A, NVS	19,595	457,636
Canopy Growth Corp.(a)(d)	38,862	729,528
CCL Industries Inc., Class B, NVS	25,592	975,043
Cenovus Energy Inc.	179,868	588,161
CGI Inc.(a)	34,263	2,124,365
CI Financial Corp.	30,219	351,971
Constellation Software Inc.	3,125	3,277,904
Cronos Group Inc.(a)(d)	29,615	157,032
Dollarama Inc.	43,759	1,505,728
Emera Inc.	37,451	1,492,872
Empire Co. Ltd., Class A, NVS	31,078	847,253
Enbridge Inc.	301,458	8,299,789
Fairfax Financial Holdings Ltd.	4,059	1,066,205
First Capital Real Estate Investment Trust	25,706	227,881
First Quantum Minerals Ltd.	96,637	1,109,620

Security	Shares	Value

Canada (continued)
Fortis Inc.	70,742	$2,792,329
Franco-Nevada Corp.	29,313	3,992,161
George Weston Ltd.	11,521	807,295
Gildan Activewear Inc.	29,503	610,704
Great-West Lifeco Inc.	47,629	969,833
Hydro One Ltd.(c)	52,007	1,135,429
iA Financial Corp. Inc.	14,336	499,102
IGM Financial Inc.	8,427	184,865
Imperial Oil Ltd.	43,087	572,619
Intact Financial Corp.	20,210	2,085,949
Inter Pipeline Ltd.	65,381	581,557
Keyera Corp.	35,766	507,245
Kinross Gold Corp.	196,345	1,560,923
Kirkland Lake Gold Ltd.	40,426	1,840,371
Loblaw Companies Ltd.	27,260	1,355,895
Lundin Mining Corp.	110,521	667,262
Magna International Inc.	44,113	2,250,727
Manulife Financial Corp.	287,670	3,896,441
Metro Inc.	38,470	1,793,160
National Bank of Canada	49,872	2,391,582
Nutrien Ltd.	86,241	3,503,066
Onex Corp.	13,371	577,620
Open Text Corp.	44,118	1,619,662
Pan American Silver Corp.	31,748	1,008,145
Parkland Corp./Canada	22,310	544,469
Pembina Pipeline Corp.	84,349	1,764,348
Power Corp. of Canada	86,822	1,651,985
Quebecor Inc., Class B	21,312	494,059
Restaurant Brands International Inc.	40,278	2,091,308
RioCan REIT	23,521	253,671
Ritchie Bros Auctioneers Inc.	16,474	997,818
Rogers Communications Inc., Class B, NVS	54,947	2,230,271
Royal Bank of Canada	211,473	14,775,434
Saputo Inc.	37,412	909,942
Shaw Communications Inc., Class B, NVS	67,232	1,106,793
Shopify Inc., Class A(a)	16,182	14,906,227
Sun Life Financial Inc.	84,239	3,349,090
Suncor Energy Inc.	230,629	2,599,733
TC Energy Corp.	140,008	5,506,446
Teck Resources Ltd., Class B	70,865	930,623
TELUS Corp.	68,599	1,171,999
Thomson Reuters Corp.	26,468	2,056,141
TMX Group Ltd.	7,659	743,641
Toronto-Dominion Bank (The)	270,736	11,935,247
Wheaton Precious Metals Corp.	70,746	3,244,017
WSP Global Inc.	13,894	878,125
Yamana Gold Inc.	141,329	785,426

		201,254,513

Chile — 0.1%
Aguas Andinas SA, Class A	1,100,425	285,573
Banco de Chile	3,546,067	273,504
Banco de Credito e Inversiones SA	13,162	411,526
Banco Santander Chile	9,437,549	330,058
Cencosud SA	208,874	290,091
Cencosud Shopping SA	28,857	38,102
Cia. Cervecerias Unidas SA	21,673	120,401
Colbun SA	2,390,676	360,441
Empresa Nacional de Telecomunicaciones SA	6,347	35,741
Empresas CMPC SA	164,489	341,737
Empresas COPEC SA	62,833	478,941

2

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chile (continued)
Enel Americas SA	5,902,017	$782,330
Enel Chile SA	6,970,732	467,309
Falabella SA	119,425	327,095

		4,542,849

China — 13.4%
3SBio Inc.(a)(c)(d)	261,000	242,662
51job Inc., ADR(a)	4,883	342,298
AAC Technologies Holdings Inc.	113,000	595,247
Agile Group Holdings Ltd.(d)	146,000	199,565
Agricultural Bank of China Ltd., Class A	1,324,900	623,250
Agricultural Bank of China Ltd., Class H	3,424,000	1,156,809
Aier Eye Hospital Group Co. Ltd., Class A	80,137	745,093
Air China Ltd., Class H	280,000	180,532
AK Medical Holdings Ltd.(c)	82,000	182,719
Alibaba Group Holding Ltd., ADR(a)	281,832	85,871,392
Alibaba Health Information Technology Ltd.(a)	516,000	1,347,415
Alibaba Pictures Group Ltd.(a)(d)	2,830,000	368,582
A-Living Services Co. Ltd., Class H(c)	89,750	376,136
Aluminum Corp. of China Ltd., Class H(a)	716,000	156,037
Anhui Conch Cement Co. Ltd., Class A	64,698	491,207
Anhui Conch Cement Co. Ltd., Class H	148,500	925,869
Anhui Gujing Distillery Co. Ltd., Class B	25,000	283,693
ANTA Sports Products Ltd.	170,000	1,869,927
Autohome Inc., ADR	9,270	885,749
AviChina Industry & Technology Co. Ltd., Class H	383,000	197,060
BAIC Motor Corp. Ltd., Class H(c)	358,500	132,215
Baidu Inc., ADR(a)	41,233	5,486,051
Bank of Beijing Co. Ltd., Class A	804,798	561,270
Bank of China Ltd., Class A	1,137,200	540,048
Bank of China Ltd., Class H	11,081,000	3,500,835
Bank of Communications Co. Ltd., Class A	812,100	549,384
Bank of Communications Co. Ltd., Class H	515,800	253,415
Bank of Ningbo Co. Ltd., Class A	143,398	727,671
Bank of Shanghai Co. Ltd., Class A	418,199	490,254
Baoshan Iron & Steel Co. Ltd., Class A	635,296	506,624
Baozun Inc., ADR(a)(d)	7,991	292,391
Beijing Capital International Airport Co. Ltd., Class H	386,000	235,437
Beijing Enterprises Holdings Ltd.	41,500	124,690
Beijing Enterprises Water Group Ltd.	770,000	291,921
BEST Inc., ADR(a)(d)	28,940	74,376
Bilibili Inc., ADR(a)(d)	16,234	725,173
BOE Technology Group Co. Ltd., Class A	1,057,600	747,052
Bosideng International Holdings Ltd.	654,000	285,893
Brilliance China Automotive Holdings Ltd.	528,000	455,498
BYD Co. Ltd., Class H(d)	118,500	2,354,765
BYD Electronic International Co. Ltd.(d)	115,000	493,820
CanSino Biologics Inc., Class H(a)(c)(d)	9,000	175,129
CGN Power Co. Ltd., Class H(c)	949,000	203,143
China Aoyuan Group Ltd.	203,000	190,046
China Cinda Asset Management Co. Ltd., Class H	640,000	119,667
China CITIC Bank Corp. Ltd., Class H	726,000	294,899
China Communications Construction Co. Ltd., Class H	717,000	374,456
China Communications Services Corp. Ltd., Class H	336,000	194,975
China Conch Venture Holdings Ltd.	249,500	1,108,374
China Construction Bank Corp., Class H	14,416,050	9,945,501
China East Education Holdings Ltd.(c)	140,000	268,993
China Eastern Airlines Corp. Ltd., Class H(d)	306,000	121,534
China Education Group Holdings Ltd.	103,000	171,072
China Everbright Bank Co. Ltd., Class A	805,700	471,659
China Everbright Bank Co. Ltd., Class H	267,000	92,273

Security	Shares	Value

China (continued)
China Everbright Environment Group Ltd.	773,037	$388,769
China Everbright Ltd.	244,000	321,564
China Evergrande Group	288,000	571,926
China Feihe Ltd.(c)	179,000	405,787
China Galaxy Securities Co. Ltd., Class H(d)	717,500	392,296
China Gas Holdings Ltd.	407,200	1,247,091
China Hongqiao Group Ltd.	358,500	258,883
China Huarong Asset Management Co. Ltd., Class H(c)	778,000	81,263
China Huishan Dairy Holdings Co. Ltd.(a)(b)	930,700	1
China International Capital Corp. Ltd., Class H(a)(c)	206,000	479,215
China Jinmao Holdings Group Ltd.	814,000	410,419
China Lesso Group Holdings Ltd.	228,000	368,100
China Life Insurance Co. Ltd., Class A	63,000	433,532
China Life Insurance Co. Ltd., Class H	1,026,000	2,228,004
China Literature Ltd.(a)(c)	45,600	373,392
China Longyuan Power Group Corp. Ltd., Class H	486,000	332,153
China Medical System Holdings Ltd.	227,000	237,689
China Mengniu Dairy Co. Ltd.	430,000	2,021,122
China Merchants Bank Co. Ltd., Class A	245,200	1,457,743
China Merchants Bank Co. Ltd., Class H	531,093	2,759,956
China Merchants Port Holdings Co. Ltd.	240,000	254,396
China Merchants Securities Co. Ltd., Class A(a)	205,560	635,137
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	208,697	438,197
China Minsheng Banking Corp. Ltd., Class A	866,995	683,626
China Minsheng Banking Corp. Ltd., Class H	455,240	248,905
China Mobile Ltd.	932,000	5,666,622
China Molybdenum Co. Ltd., Class H	837,000	303,290
China National Building Material Co. Ltd., Class H	628,000	719,926
China Oilfield Services Ltd., Class H	314,000	188,687
China Overseas Land & Investment Ltd.	565,500	1,414,689
China Overseas Property Holdings Ltd.	170,000	122,981
China Pacific Insurance Group Co. Ltd., Class A	132,197	629,965
China Pacific Insurance Group Co. Ltd., Class H	358,000	1,114,877
China Petroleum & Chemical Corp., Class A	790,298	460,282
China Petroleum & Chemical Corp., Class H	3,289,000	1,276,606
China Power International Development Ltd.	710,000	136,418
China Railway Construction Corp. Ltd., Class A	269,000	334,631
China Railway Construction Corp. Ltd., Class H	201,500	136,155
China Railway Group Ltd., Class A	796,096	638,422
China Railway Group Ltd., Class H	222,000	101,913
China Railway Signal & Communication Corp. Ltd., Class H(c)	176,000	57,873
China Renewable Energy Investment Ltd.(a)(b)	7,401	0	(e)
China Resources Beer Holdings Co. Ltd.	230,000	1,425,108
China Resources Cement Holdings Ltd.	380,000	495,896
China Resources Gas Group Ltd.	148,000	641,250
China Resources Land Ltd.	480,000	1,952,842
China Resources Pharmaceutical Group Ltd.(c)	183,500	91,574
China Resources Power Holdings Co. Ltd.	254,000	263,995
China Shenhua Energy Co. Ltd., Class H	531,000	917,542
China Shipbuilding Industry Co. Ltd., Class A(a)	528,600	328,389
China Southern Airlines Co. Ltd., Class H(a)	194,000	101,317
China State Construction Engineering Corp. Ltd., Class A	879,598	671,233
China State Construction International Holdings Ltd.	356,000	246,060
China Taiping Insurance Holdings Co. Ltd.	259,000	389,426
China Telecom Corp. Ltd., Class H	2,124,000	668,299
China Tourism Group Duty Free Corp. Ltd., Class A	30,898	920,076
China Tower Corp. Ltd., Class H(c)	6,772,000	1,056,645

3

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Traditional Chinese Medicine Holdings Co. Ltd.	420,000	$167,353
China Unicom Hong Kong Ltd.	936,000	574,526
China United Network Communications Ltd., Class A	720,899	513,524
China Vanke Co. Ltd., Class A	174,300	717,113
China Vanke Co. Ltd., Class H	179,200	554,595
China Yangtze Power Co. Ltd., Class A	280,899	795,347
China Yuhua Education Corp Ltd.(c)	214,000	169,161
Chongqing Rural Commercial Bank Co. Ltd., Class H	90,000	35,861
CIFI Holdings Group Co. Ltd.	424,000	292,514
CITIC Ltd.	891,000	635,374
CITIC Securities Co. Ltd., Class A	175,500	750,355
CITIC Securities Co. Ltd., Class H(d)	228,000	491,584
CNOOC Ltd.	2,814,000	2,554,603
Contemporary Amperex Technology Co. Ltd., Class A	39,700	1,465,395
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	236,000	92,819
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	613,500	391,603
COSCO SHIPPING Ports Ltd.	276,000	161,226
Country Garden Holdings Co. Ltd.	1,198,828	1,474,796
Country Garden Services Holdings Co. Ltd.	222,000	1,392,716
CRRC Corp. Ltd., Class A	613,723	494,003
CRRC Corp. Ltd., Class H	357,000	138,107
CSPC Pharmaceutical Group Ltd.	1,354,960	1,427,497
Dali Foods Group Co. Ltd.(c)	296,500	183,524
Daqin Railway Co. Ltd., Class A	442,200	423,297
Dongfeng Motor Group Co. Ltd., Class H	524,000	368,260
East Money Information Co. Ltd., Class A	143,920	502,498
ENN Energy Holdings Ltd.	124,200	1,568,746
Far East Horizon Ltd.	274,000	268,882
Focus Media Information Technology Co. Ltd., Class A	543,050	757,452
Foshan Haitian Flavouring & Food Co. Ltd., Class A	35,978	860,732
Fosun International Ltd.	393,500	473,934
Fuyao Glass Industry Group Co. Ltd., Class H(c)	120,000	508,327
GDS Holdings Ltd., ADR(a)(d)	11,485	965,199
Geely Automobile Holdings Ltd.	895,000	1,837,353
Genscript Biotech Corp.(a)(d)	198,000	274,218
GF Securities Co. Ltd., Class H	242,200	312,008
GOME Retail Holdings Ltd.(a)(d)	1,302,320	144,425
Great Wall Motor Co. Ltd., Class H	530,000	857,038
Gree Electric Appliances Inc. of Zhuhai, Class A	55,600	485,153
Greentown Service Group Co. Ltd.	260,000	284,648
GSX Techedu Inc., ADR(a)(d)	2,747	182,456
Guangdong Investment Ltd.	494,000	731,300
Guangzhou Automobile Group Co. Ltd., Class H	464,028	475,705
Guangzhou R&F Properties Co. Ltd., Class H	252,800	320,122
Guotai Junan Securities Co. Ltd., Class A	259,400	712,781
Guotai Junan Securities Co. Ltd., Class H(c)	49,000	63,692
Haidilao International Holding Ltd.(c)	125,000	825,290
Haier Electronics Group Co. Ltd.	202,000	765,818
Haier Smart Home Co. Ltd., Class A	199,000	738,793
Haitian International Holdings Ltd.	96,000	237,684
Haitong Securities Co. Ltd., Class A(a)	323,492	678,264
Haitong Securities Co. Ltd., Class H(a)	117,200	98,840
Hangzhou Hikvision Digital Technology Co. Ltd., Class A.	130,372	874,176
Hansoh Pharmaceutical Group Co. Ltd.(a)(c)	192,000	855,413
Henan Shuanghui Investment & Development Co. Ltd., Class A	86,100	642,897
Hengan International Group Co. Ltd.	106,000	734,702
Hua Hong Semiconductor Ltd.(a)(c)	84,000	308,168
Huaneng Power International Inc., Class H	838,000	312,297

Security	Shares	Value

China (continued)
Huatai Securities Co. Ltd., Class A	163,200	$496,211
Huatai Securities Co. Ltd., Class H(c)	95,400	154,021
Huaxia Bank Co. Ltd., Class A	621,900	562,810
Huazhu Group Ltd., ADR	20,612	816,854
Hutchison China MediTech Ltd., ADR(a)	12,383	364,556
HUYA Inc., ADR(a)(d)	13,408	300,339
Industrial & Commercial Bank of China Ltd., Class A	905,200	665,086
Industrial & Commercial Bank of China Ltd., Class H	8,646,285	4,861,190
Industrial Bank Co. Ltd., Class A	280,342	745,206
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	107,499	637,810
Inner Mongolia Yitai Coal Co. Ltd., Class B	255,000	159,630
Innovent Biologics Inc.(a)(c)	154,000	1,135,909
iQIYI Inc., ADR(a)	32,064	791,981
JD.com Inc., ADR(a)	128,721	10,493,336
Jiangsu Expressway Co. Ltd., Class H	88,000	87,945
Jiangsu Hengrui Medicine Co. Ltd., Class A	63,380	840,871
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	26,700	670,107
Jiangxi Copper Co. Ltd., Class H	208,000	247,298
JOYY Inc.(d)	9,656	882,365
Kaisa Group Holdings Ltd.	408,000	189,404
KE Holdings Inc.(a)	13,732	957,807
Kingboard Holdings Ltd.	115,000	388,531
Kingdee International Software Group Co. Ltd.(d)	376,000	986,686
Kingsoft Corp. Ltd.(d)	140,000	747,403
Koolearn Technology Holding Ltd.(a)(c)	46,500	150,206
Kunlun Energy Co. Ltd.	704,000	453,909
Kweichow Moutai Co. Ltd., Class A	12,200	3,042,635
KWG Group Holdings Ltd.	191,500	252,869
Lee & Man Paper Manufacturing Ltd.	241,000	181,802
Legend Holdings Corp., Class H(c)	106,200	142,972
Lenovo Group Ltd.	1,188,000	742,993
Li Ning Co. Ltd.	313,000	1,614,474
Logan Group Co. Ltd.	182,000	284,447
Longfor Group Holdings Ltd.(c)	275,500	1,504,533
Luxshare Precision Industry Co. Ltd., Class A	92,788	760,179
Luye Pharma Group Ltd.(c)	354,000	204,507
Luzhou Laojiao Co. Ltd., Class A	36,000	927,385
Meituan, Class B(a)	541,100	20,109,353
Momo Inc., ADR	23,259	348,885
Muyuan Foods Co. Ltd., Class A	70,670	748,044
NARI Technology Co. Ltd., Class A	102,600	318,085
NetEase Inc., ADR	62,709	5,442,514
New China Life Insurance Co. Ltd., Class A	89,700	859,995
New China Life Insurance Co. Ltd., Class H	41,600	165,491
New Hope Liuhe Co. Ltd., Class A	132,707	532,711
New Oriental Education & Technology Group Inc., ADR(a)	22,026	3,532,530
NIO Inc., ADR(a)	162,733	4,976,375
Noah Holdings Ltd.(a)(d)	5,488	144,499
People’s Insurance Co. Group of China Ltd. (The), Class H	1,021,000	302,817
PetroChina Co. Ltd., Class A	195,100	118,582
PetroChina Co. Ltd., Class H	3,256,000	911,110
PICC Property & Casualty Co. Ltd., Class H	1,098,285	742,118
Pinduoduo Inc., ADR(a)(d)	40,746	3,666,325
Ping An Bank Co. Ltd., Class A	280,500	743,532
Ping An Healthcare and Technology Co. Ltd.(a)(c)(d)	76,500	986,479
Ping An Insurance Group Co. of China Ltd., Class A	138,106	1,605,195
Ping An Insurance Group Co. of China Ltd., Class H	854,000	8,760,414

4

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Poly Developments and Holdings Group Co. Ltd., Class A	210,500	$482,849
Poly Property Services Co. Ltd.	15,600	112,149
Postal Savings Bank of China Co. Ltd., Class H(c)	1,441,000	706,113
SAIC Motor Corp. Ltd., Class A	179,000	618,831
Sany Heavy Industry Co. Ltd., Class A	206,327	799,580
Seazen Group Ltd.	344,000	257,284
Semiconductor Manufacturing International Corp.(a)	544,800	1,598,251
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	416,000	803,585
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	125,000	513,388
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	301,712	248,007
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	128,100	198,224
Shanghai Pudong Development Bank Co. Ltd., Class A	445,000	615,374
Shenwan Hongyuan Group Co. Ltd., Class A	939,406	707,053
Shenzhen Expressway Co. Ltd., Class H	116,000	103,213
Shenzhen International Holdings Ltd.	117,500	182,428
Shenzhen Investment Ltd.	568,000	172,857
Shenzhou International Group Holdings Ltd.	125,500	2,166,960
Shimao Group Holdings Ltd.	196,500	693,021
Silergy Corp.	12,000	738,371
SINA Corp.(a)(d)	10,775	461,709
Sino Biopharmaceutical Ltd.	1,645,000	1,658,820
Sino-Ocean Group Holding Ltd.	896,000	171,000
Sinopec Engineering Group Co. Ltd., Class H	73,000	28,335
Sinopec Shanghai Petrochemical Co. Ltd., Class H	810,000	149,365
Sinopharm Group Co. Ltd., Class H	224,400	512,759
Sinotruk Hong Kong Ltd.	117,000	298,126
SOHO China Ltd.(a)	378,000	100,899
Sun Art Retail Group Ltd.	445,500	481,414
Sunac China Holdings Ltd.	368,000	1,357,189
Suning.com Co. Ltd., Class A	317,594	459,583
Sunny Optical Technology Group Co. Ltd.	112,600	1,861,457
TAL Education Group, ADR(a)	58,065	3,859,000
Tencent Holdings Ltd.	859,800	65,525,677
Tencent Music Entertainment Group, ADR(a)(d)	49,890	742,363
Tingyi Cayman Islands Holding Corp.	310,000	566,046
Tongcheng-Elong Holdings Ltd.(a)	154,000	255,381
Topsports International Holdings Ltd.(c)	206,000	281,579
TravelSky Technology Ltd., Class H	142,000	298,105
Trip.com Group Ltd., ADR(a)	67,541	1,942,479
Tsingtao Brewery Co. Ltd., Class H	90,000	743,341
Uni-President China Holdings Ltd.	192,000	165,883
Vipshop Holdings Ltd., ADR(a)	67,364	1,441,590
Wanhua Chemical Group Co. Ltd., Class A	64,231	752,883
Want Want China Holdings Ltd.(d)	762,000	503,097
Weibo Corp., ADR(a)(d)	8,910	370,211
Weichai Power Co. Ltd., Class H	358,000	675,851
Wens Foodstuffs Group Co. Ltd., Class A	183,360	518,898
Wuliangye Yibin Co. Ltd., Class A	44,500	1,623,830
WuXi AppTec Co. Ltd., Class A	36,995	622,748
WuXi AppTec Co. Ltd., Class H(c)	34,780	553,890
Wuxi Biologics Cayman Inc.(a)(c)	157,000	4,385,153
Xiaomi Corp., Class B(a)(c)	1,633,600	4,634,416
Xinjiang Goldwind Science & Technology Co. Ltd., Class H(d)	182,200	239,649
Xinyi Solar Holdings Ltd.	678,000	1,232,751
Yanzhou Coal Mining Co. Ltd., Class H	318,000	230,867

Security	Shares	Value

China (continued)
Yihai International Holding Ltd.	79,000	$1,045,204
Yuexiu Property Co. Ltd.	456,000	88,203
Yum China Holdings Inc.	60,563	3,223,768
Yunnan Baiyao Group Co. Ltd., Class A	27,499	422,818
Yuzhou Group Holdings Co. Ltd.	79,000	30,460
Zai Lab Ltd., ADR(a)	10,230	839,372
Zhaojin Mining Industry Co. Ltd., Class H	247,000	316,918
Zhejiang Expressway Co. Ltd., Class H	168,000	114,385
Zhenro Properties Group Ltd.	304,000	175,230
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(c)(d)	73,500	381,961
Zhongsheng Group Holdings Ltd.	89,000	632,366
Zhuzhou CRRC Times Electric Co. Ltd., Class H	101,400	311,201
Zijin Mining Group Co. Ltd., Class A	444,500	463,999
Zijin Mining Group Co. Ltd., Class H	714,000	516,521
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	275,800	242,908
ZTE Corp., Class A	35,600	171,561
ZTE Corp., Class H	126,800	279,276
ZTO Express Cayman Inc., ADR	61,702	1,788,124

		421,957,543

Colombia — 0.0%
Bancolombia SA	33,609	213,618
Ecopetrol SA	903,914	419,989
Grupo de Inversiones Suramericana SA	8,304	43,301
Interconexion Electrica SA ESP	75,843	410,435

		1,087,343

Czech Republic — 0.0%
CEZ AS(d)	29,977	565,723
Komercni Banka AS(a)	11,270	228,085
Moneta Money Bank AS(c)	74,719	169,083

		962,891

Denmark — 1.6%
Ambu A/S, Series B(d)	25,023	758,546
AP Moller - Maersk A/S, Class A	893	1,317,540
AP Moller - Maersk A/S, Class B, NVS	659	1,052,717
Carlsberg AS, Class B	14,531	1,839,266
Chr Hansen Holding A/S	15,657	1,577,103
Coloplast A/S, Class B	17,767	2,593,004
Danske Bank A/S(a)	100,250	1,332,599
Demant A/S(a)	18,774	591,291
DSV PANALPINA A/S	31,014	5,022,255
Genmab A/S(a)	10,209	3,400,631
GN Store Nord A/S	19,177	1,379,291
H Lundbeck A/S	12,039	339,050
Novo Nordisk A/S, Class B	256,621	16,483,857
Novozymes A/S, Class B	33,677	2,023,850
Orsted A/S(c)	28,528	4,528,183
Pandora A/S(a)	15,275	1,209,773
Tryg A/S	22,519	624,681
Vestas Wind Systems A/S	29,742	5,076,864

		51,150,501

Egypt — 0.0%
Commercial International Bank Egypt SAE	230,748	884,082
Eastern Co. SAE	149,094	112,001
EISewedy Electric Co.	196,201	91,241

		1,087,324

Finland — 0.8%
Elisa OYJ	21,517	1,058,706
Fortum OYJ	68,301	1,284,900

5

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Finland (continued)
Kone OYJ, Class B	52,278	$4,161,633
Neste OYJ	63,935	3,327,528
Nokia OYJ(a)	860,280	2,906,081
Nordea Bank Abp(a)	493,505	3,696,928
Orion OYJ, Class B	17,715	758,348
Sampo OYJ, Class A	66,935	2,526,202
Stora Enso OYJ, Class R	96,589	1,409,208
UPM-Kymmene OYJ	78,609	2,221,431
Wartsila OYJ Abp	62,617	497,592

		23,848,557

France — 6.6%
Accor SA(a)	25,740	655,433
Aeroports de Paris	4,446	434,511
Air Liquide SA	71,495	10,451,755
Airbus SE(a)	88,747	6,470,360
Alstom SA(a)	29,432	1,319,243
Amundi SA(a)(c)	8,906	584,065
Arkema SA	10,187	997,720
Atos SE(a)	15,268	1,042,196
AXA SA	293,326	4,715,193
BioMerieux	6,114	910,177
BNP Paribas SA(a)	168,921	5,874,495
Bollore SA	138,667	496,855
Bouygues SA	34,622	1,135,273
Bureau Veritas SA(a)	43,035	944,937
Capgemini SE	24,435	2,821,831
Carrefour SA	87,824	1,366,751
Cie. de Saint-Gobain(a)	74,720	2,915,758
Cie. Generale des Etablissements Michelin SCA	25,367	2,737,395
CNP Assurances(a)	29,307	330,117
Covivio	8,535	508,036
Credit Agricole SA(a)	166,452	1,314,972
Danone SA	91,687	5,062,394
Dassault Aviation SA(a)	393	327,775
Dassault Systemes SE	19,849	3,388,397
Edenred	37,917	1,768,471
Eiffage SA(a)	11,656	846,149
Electricite de France SA	91,413	1,061,416
Engie SA(a)	271,497	3,284,289
EssilorLuxottica SA(a)	42,539	5,262,373
Eurazeo SE(a)	6,301	286,543
Eurofins Scientific SE(a)(d)	2,016	1,605,793
Faurecia SE(a)	13,738	520,728
Gecina SA	7,637	948,309
Getlink SE(a)	70,605	949,098
Hermes International	4,652	4,329,685
ICADE	4,511	228,051
Iliad SA	2,527	488,633
Ingenico Group SA(a)(d)	1,363	196,080
Ipsen SA	6,058	551,478
JCDecaux SA(a)	9,590	148,014
Kering SA	11,358	6,859,942
Klepierre SA	28,164	356,774
La Francaise des Jeux SAEM(c)	15,038	563,697
Legrand SA	40,657	3,006,367
L’Oreal SA	37,582	12,156,977
LVMH Moet Hennessy Louis Vuitton SE	41,347	19,375,988
Natixis SA(a)	146,539	340,709
Orange SA	286,212	3,210,583
Orpea(a)	6,957	694,825

Security	Shares	Value

France (continued)
Pernod Ricard SA	32,242	$5,197,900
Peugeot SA(a)	86,327	1,551,609
Publicis Groupe SA	33,167	1,151,310
Remy Cointreau SA	3,470	586,094
Renault SA(a)	27,030	669,232
Safran SA(a)	48,750	5,140,306
Sanofi	169,490	15,275,186
Sartorius Stedim Biotech	4,179	1,584,990
Schneider Electric SE	85,163	10,336,856
SCOR SE(a)	24,202	588,079
SEB SA	3,339	542,965
SES SA	55,122	440,087
Societe Generale SA(a)	119,903	1,625,747
Sodexo SA	13,393	859,606
STMicroelectronics NV	98,630	3,004,350
Suez SA	54,310	994,494
Teleperformance	8,891	2,668,916
Thales SA	15,634	1,017,645
TOTAL SE	369,758	11,120,995
Ubisoft Entertainment SA(a)	13,051	1,151,434
Unibail-Rodamco-Westfield	21,382	869,248
Valeo SA(d)	35,327	1,068,682
Veolia Environnement SA	79,649	1,483,538
Vinci SA	76,935	6,077,872
Vivendi SA	125,006	3,609,751
Wendel SE	4,424	383,405
Worldline SA(a)(c)(d)	33,441	2,478,998

		207,325,906

Germany — 5.2%
adidas AG(a)	28,439	8,447,425
Allianz SE, Registered	61,916	10,894,873
Aroundtown SA(a)	155,344	744,981
BASF SE	136,289	7,472,653
Bayer AG, Registered	147,093	6,915,331
Bayerische Motoren Werke AG	47,361	3,237,284
Beiersdorf AG	15,149	1,586,403
Brenntag AG	26,071	1,666,639
Carl Zeiss Meditec AG, Bearer	6,643	858,155
Commerzbank AG(a)	166,022	782,265
Continental AG	15,908	1,691,457
Covestro AG(c)	25,883	1,235,237
Daimler AG, Registered	128,904	6,666,827
Delivery Hero SE(a)(c)	19,631	2,258,818
Deutsche Bank AG, Registered(a)(d)	295,407	2,718,771
Deutsche Boerse AG	28,814	4,240,808
Deutsche Lufthansa AG, Registered(a)(d)	51,481	442,081
Deutsche Post AG, Registered	147,405	6,531,645
Deutsche Telekom AG, Registered	495,044	7,536,838
Deutsche Wohnen SE	52,566	2,653,160
E.ON SE	331,819	3,460,120
Evonik Industries AG	27,117	652,908
Fraport AG Frankfurt Airport Services Worldwide(a)(d)	7,236	261,463
Fresenius Medical Care AG & Co. KGaA	32,324	2,469,257
Fresenius SE & Co. KGaA	60,911	2,259,116
GEA Group AG	24,094	801,842
Hannover Rueck SE	9,454	1,373,257
HeidelbergCement AG	22,676	1,297,462
Henkel AG & Co. KGaA	15,682	1,418,446
HOCHTIEF AG	3,221	237,125
Infineon Technologies AG	190,065	5,291,391

6

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
KION Group AG	10,464	$814,712
Knorr-Bremse AG	10,239	1,185,891
LANXESS AG	14,414	730,707
LEG Immobilien AG	8,622	1,165,227
Merck KGaA	19,402	2,873,642
METRO AG	33,441	327,990
MTU Aero Engines AG	8,485	1,448,463
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	20,975	4,906,090
Nemetschek SE	8,799	636,495
Puma SE(a)	14,142	1,236,157
RWE AG	94,610	3,503,462
SAP SE	156,138	16,639,952
Scout24 AG(c)	16,495	1,328,661
Siemens AG, Registered	114,426	13,422,209
Siemens Healthineers AG(c)	40,757	1,749,720
Symrise AG	19,122	2,357,730
TeamViewer AG(a)(c)	19,055	839,017
Telefonica Deutschland Holding AG	117,948	297,728
thyssenkrupp AG(a)(d)	67,237	320,724
Uniper SE	31,988	956,123
United Internet AG, Registered	18,307	641,880
Volkswagen AG	4,424	688,480
Vonovia SE	78,233	4,995,729
Zalando SE(a)(c)	22,302	2,082,954

		163,253,781

Greece — 0.0%
Hellenic Telecommunications Organization SA	21,956	292,071
JUMBO SA	23,107	322,994
Motor Oil Hellas Corinth Refineries SA	3,851	35,887
OPAP SA	39,345	317,380

		968,332

Hong Kong — 2.2%
AIA Group Ltd.	1,819,200	17,136,703
ASM Pacific Technology Ltd.	46,800	470,725
Bank of East Asia Ltd. (The)(d)	200,000	360,033
BeiGene Ltd., ADR(a)	6,181	1,832,790
BOC Hong Kong Holdings Ltd.	531,000	1,472,176
Budweiser Brewing Co. APAC Ltd.(c)	210,000	617,420
CK Asset Holdings Ltd.	386,060	1,787,211
CK Hutchison Holdings Ltd.	391,560	2,357,989
CK Infrastructure Holdings Ltd.	104,500	491,854
CLP Holdings Ltd.	241,500	2,220,410
Dairy Farm International Holdings Ltd.	50,900	191,893
Galaxy Entertainment Group Ltd.	319,000	2,102,026
Hang Lung Properties Ltd.	263,000	638,266
Hang Seng Bank Ltd.(d)	118,400	1,819,929
Henderson Land Development Co. Ltd.	204,617	724,287
HK Electric Investments & HK Electric Investments Ltd.	472,000	480,226
HKT Trust & HKT Ltd.	533,000	688,686
Hong Kong & China Gas Co. Ltd.	1,667,903	2,395,977
Hong Kong Exchanges & Clearing Ltd.	180,600	8,621,459
Hongkong Land Holdings Ltd.	153,400	562,978
Jardine Matheson Holdings Ltd.	30,100	1,336,139
Jardine Strategic Holdings Ltd.	35,800	776,502
Kerry Properties Ltd.	91,500	223,710
Kingboard Laminates Holdings Ltd.	202,500	322,231
Link REIT	309,400	2,355,954
Melco Resorts & Entertainment Ltd., ADR	36,121	582,271

Security	Shares	Value

Hong Kong (continued)
Microport Scientific Corp.	105,000	$368,963
MTR Corp. Ltd.	236,000	1,167,089
New World Development Co. Ltd.	197,750	940,956
Nine Dragons Paper Holdings Ltd.	299,000	397,132
PCCW Ltd.(d)	715,000	429,654
Power Assets Holdings Ltd.	212,000	1,089,409
Sands China Ltd.	372,000	1,302,385
Sino Land Co. Ltd.(d)	388,000	458,304
SJM Holdings Ltd.	312,000	323,070
SSY Group Ltd.	260,000	141,821
Sun Hung Kai Properties Ltd.	182,500	2,333,362
Swire Pacific Ltd., Class A	76,500	348,227
Swire Properties Ltd.	158,400	423,838
Techtronic Industries Co. Ltd.	218,500	2,913,390
Vinda International Holdings Ltd.	58,000	153,323
WH Group Ltd.(c)	1,380,000	1,083,735
Wharf Holdings Ltd. (The)	243,000	501,364
Wharf Real Estate Investment Co. Ltd.	254,000	974,422
Wynn Macau Ltd.(a)(d)	286,800	395,721

		68,316,010

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC(a)(d)	76,418	370,474
OTP Bank Nyrt(a)	31,859	992,255
Richter Gedeon Nyrt	16,628	339,184

		1,701,913

India — 0.2%
Hindustan Unilever Ltd.	37,809	1,056,759
Housing Development Finance Corp. Ltd.	49,803	1,292,697
Infosys Ltd.	95,181	1,362,196
Reliance Industries Ltd.	62,471	1,731,899

		5,443,551

Indonesia — 0.4%
Adaro Energy Tbk PT	2,846,200	210,772
Astra International Tbk PT	2,807,600	1,002,605
Bank Central Asia Tbk PT	1,474,700	2,810,265
Bank Mandiri Persero Tbk PT	2,737,184	1,040,522
Bank Negara Indonesia Persero Tbk PT	1,226,600	382,716
Bank Rakyat Indonesia Persero Tbk PT	8,580,700	1,897,829
Barito Pacific Tbk PT(a)	4,674,400	276,926
Charoen Pokphand Indonesia Tbk PT	1,219,800	469,721
Gudang Garam Tbk PT(a)	91,100	245,715
Hanjaya Mandala Sampoerna Tbk PT	1,483,000	138,131
Indah Kiat Pulp & Paper Corp. Tbk PT	514,100	308,799
Indocement Tunggal Prakarsa Tbk PT	317,300	255,337
Indofood CBP Sukses Makmur Tbk PT	230,300	146,291
Indofood Sukses Makmur Tbk PT	421,700	194,311
Kalbe Farma Tbk PT	3,783,700	379,823
Perusahaan Gas Negara Tbk PT	2,033,300	143,882
Semen Indonesia Persero Tbk PT	565,400	356,361
Telekomunikasi Indonesia Persero Tbk PT	7,261,600	1,252,359
Unilever Indonesia Tbk PT	1,145,800	590,185
United Tractors Tbk PT	296,145	411,809
XL Axiata Tbk PT	635,700	84,946

		12,599,305

Ireland — 0.5%
CRH PLC	117,994	4,160,468
Flutter Entertainment PLC(a)	23,114	4,026,534
Kerry Group PLC, Class A	22,363	2,675,286
Kingspan Group PLC(a)	24,668	2,150,778
Smurfit Kappa Group PLC	32,678	1,230,259

		14,243,325

7

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Israel — 0.4%
Azrieli Group Ltd.	4,074	$192,423
Bank Hapoalim BM	180,510	1,059,236
Bank Leumi Le-Israel BM	251,408	1,191,874
Check Point Software Technologies Ltd.(a)	17,669	2,006,492
CyberArk Software Ltd.(a)	6,254	620,084
Elbit Systems Ltd.	4,734	536,546
ICL Group Ltd.	117,636	428,885
Isracard Ltd.	1	1
Israel Discount Bank Ltd., Class A	122,547	345,417
Mizrahi Tefahot Bank Ltd.	16,116	315,167
Nice Ltd.(a)	9,952	2,279,851
Teva Pharmaceutical Industries Ltd., ADR(a)	168,851	1,472,381
Wix.com Ltd.(a)	8,025	1,984,743

		12,433,100

Italy — 1.2%
Assicurazioni Generali SpA	161,360	2,163,421
Atlantia SpA(a)	78,518	1,203,178
CNH Industrial NV(a)	151,384	1,174,422
DiaSorin SpA	3,699	812,205
Enel SpA	1,225,789	9,757,993
Eni SpA	374,804	2,624,344
Ferrari NV	19,063	3,400,776
FinecoBank Banca Fineco SpA(a)	78,380	1,072,786
Infrastrutture Wireless Italiane SpA(c)	30,328	327,840
Intesa Sanpaolo SpA(a)	2,433,542	4,024,155
Leonardo SpA	65,436	311,600
Mediobanca Banca di Credito Finanziario SpA	116,481	826,037
Moncler SpA(a)	30,811	1,233,187
Nexi SpA(a)(c)	58,632	900,843
Pirelli & C SpA(a)(c)	76,232	317,900
Poste Italiane SpA(c)	59,202	482,730
Prysmian SpA	37,035	1,006,892
Recordati Industria Chimica e Farmaceutica SpA	13,744	712,271
Snam SpA	321,902	1,571,113
Telecom Italia SpA/Milano	1,330,654	451,673
Tenaris SA	82,992	393,653
Terna Rete Elettrica Nazionale SpA	270,625	1,829,638
UniCredit SpA(a)	313,191	2,335,215

		38,933,872

Japan — 16.5%
ABC-Mart Inc.	5,200	264,129
Acom Co. Ltd.	79,700	356,035
Advantest Corp.	30,100	1,736,206
Aeon Co. Ltd.	96,800	2,466,298
Aeon Mall Co. Ltd.	19,400	301,559
AGC Inc.	27,900	866,037
Air Water Inc.	27,800	396,231
Aisin Seiki Co. Ltd.	24,900	749,096
Ajinomoto Co. Inc.	67,300	1,350,313
Alfresa Holdings Corp.	27,600	504,530
Amada Co. Ltd.	46,400	401,684
ANA Holdings Inc.(a)	16,400	356,112
Aozora Bank Ltd.	16,800	274,482
Asahi Group Holdings Ltd.	69,100	2,130,374
Asahi Intecc Co. Ltd.	32,000	990,243
Asahi Kasei Corp.	192,700	1,659,720

Security	Shares	Value

Japan (continued)
Astellas Pharma Inc.	280,700	$3,853,114
Bandai Namco Holdings Inc.	29,600	2,201,737
Bank of Kyoto Ltd. (The)	9,400	413,172
Benesse Holdings Inc.	10,400	244,630
Bridgestone Corp.	79,500	2,578,008
Brother Industries Ltd.	35,800	549,979
Calbee Inc.	13,400	410,178
Canon Inc.	151,800	2,614,462
Casio Computer Co. Ltd.	33,600	507,503
Central Japan Railway Co.	21,100	2,540,114
Chiba Bank Ltd. (The)	81,100	416,594
Chubu Electric Power Co. Inc.	94,100	1,054,507
Chugai Pharmaceutical Co. Ltd.	102,100	3,927,148
Chugoku Electric Power Co. Inc. (The)	54,700	688,067
Coca-Cola Bottlers Japan Holdings Inc.	18,200	256,443
Concordia Financial Group Ltd.	174,800	573,526
Cosmos Pharmaceutical Corp.	3,500	593,935
CyberAgent Inc.	15,400	964,894
Dai Nippon Printing Co. Ltd.	35,000	649,177
Daicel Corp.	34,500	245,533
Daifuku Co. Ltd.	15,400	1,580,658
Dai-ichi Life Holdings Inc.	162,300	2,400,966
Daiichi Sankyo Co. Ltd.	256,700	6,747,767
Daikin Industries Ltd.	37,900	7,062,292
Daito Trust Construction Co. Ltd.	8,800	798,852
Daiwa House Industry Co. Ltd.	80,700	2,111,678
Daiwa House REIT Investment Corp.	310	717,324
Daiwa Securities Group Inc.	222,200	894,836
Denso Corp.	64,000	2,961,852
Dentsu Group Inc.	31,800	909,832
Disco Corp.	4,300	1,152,946
East Japan Railway Co.	44,300	2,312,465
Eisai Co. Ltd.	38,300	2,963,542
Electric Power Development Co. Ltd.	19,600	264,358
ENEOS Holdings Inc.	451,200	1,513,208
FANUC Corp.	28,500	6,011,335
Fast Retailing Co. Ltd.	8,800	6,120,605
Fuji Electric Co. Ltd.	19,300	581,548
FUJIFILM Holdings Corp.	53,800	2,736,832
Fujitsu Ltd.	29,300	3,426,368
Fukuoka Financial Group Inc.	25,900	430,593
GLP J-REIT	568	874,766
GMO Payment Gateway Inc.	6,300	769,571
Hakuhodo DY Holdings Inc.	34,200	434,125
Hamamatsu Photonics KK	21,300	1,067,649
Hankyu Hanshin Holdings Inc.	32,700	994,701
Hikari Tsushin Inc.	3,300	770,547
Hino Motors Ltd.	45,200	344,167
Hirose Electric Co. Ltd.	4,600	639,793
Hisamitsu Pharmaceutical Co. Inc.	9,500	452,100
Hitachi Construction Machinery Co. Ltd.	17,000	416,300
Hitachi Ltd.	145,400	4,870,775
Hitachi Metals Ltd.	34,300	453,112
Honda Motor Co. Ltd.	243,300	5,667,070
Hoshizaki Corp.	7,200	573,713
Hoya Corp.	56,100	6,332,313
Hulic Co. Ltd.	53,800	497,138
Idemitsu Kosan Co. Ltd.	28,272	569,280
Iida Group Holdings Co. Ltd.	21,200	381,860
Inpex Corp.	160,800	756,778

8

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Isetan Mitsukoshi Holdings Ltd.	51,100	$246,848
Isuzu Motors Ltd.	82,800	667,691
Ito En Ltd.	10,500	663,909
ITOCHU Corp.	203,500	4,866,558
Itochu Techno-Solutions Corp.	16,400	557,700
Japan Airlines Co. Ltd.(a)	15,700	272,880
Japan Airport Terminal Co. Ltd.	8,400	363,191
Japan Exchange Group Inc.	78,100	1,899,457
Japan Post Bank Co. Ltd.	54,500	433,227
Japan Post Holdings Co. Ltd.	220,800	1,509,948
Japan Post Insurance Co. Ltd.	32,600	514,540
Japan Prime Realty Investment Corp.	135	364,813
Japan Real Estate Investment Corp.	198	969,734
Japan Retail Fund Investment Corp.	407	585,155
Japan Tobacco Inc.	172,400	3,248,785
JFE Holdings Inc.(a)	71,600	498,611
JGC Holdings Corp.	35,300	288,708
JSR Corp.	31,700	711,385
JTEKT Corp.	35,700	281,393
Kajima Corp.	62,500	664,817
Kakaku.com Inc.	22,900	607,001
Kamigumi Co. Ltd.	12,600	224,664
Kansai Electric Power Co. Inc. (The)	102,900	935,982
Kansai Paint Co. Ltd.	27,600	709,933
Kao Corp.	71,500	5,074,900
Kawasaki Heavy Industries Ltd.(a)	22,400	265,697
KDDI Corp.	241,300	6,445,669
Keihan Holdings Co. Ltd.	13,400	507,595
Keikyu Corp.	32,000	445,686
Keio Corp.	15,100	873,876
Keisei Electric Railway Co. Ltd.	20,400	568,835
Keyence Corp.	27,300	12,339,057
Kikkoman Corp.	22,200	1,100,019
Kintetsu Group Holdings Co. Ltd.	25,000	994,835
Kirin Holdings Co. Ltd.	121,900	2,191,028
Kobayashi Pharmaceutical Co. Ltd.	7,100	690,712
Kobe Bussan Co. Ltd.	21,000	591,592
Koito Manufacturing Co. Ltd.	15,700	753,912
Komatsu Ltd.	132,000	2,955,921
Konami Holdings Corp.	14,200	552,841
Kose Corp.	4,800	609,757
Kubota Corp.	157,900	2,734,627
Kuraray Co. Ltd.	50,600	465,632
Kurita Water Industries Ltd.	14,400	427,014
Kyocera Corp.	47,400	2,598,521
Kyowa Kirin Co. Ltd.	42,700	1,057,901
Kyushu Electric Power Co. Inc.	57,700	483,501
Kyushu Railway Co.	19,300	409,668
Lasertec Corp.	11,600	1,003,099
Lawson Inc.	7,000	321,743
LINE Corp.(a)	8,600	441,764
Lion Corp.	32,000	654,142
M3 Inc.	66,800	4,490,182
Makita Corp.	33,200	1,460,876
Marubeni Corp.	244,700	1,271,485
Marui Group Co. Ltd.	29,300	525,236
Maruichi Steel Tube Ltd.	10,100	230,907
Mazda Motor Corp.	89,900	469,537
McDonald’s Holdings Co. Japan Ltd.	9,600	454,563
Mebuki Financial Group Inc.	138,200	276,294

Security	Shares	Value

Japan (continued)
Medipal Holdings Corp.	26,200	$466,658
MEIJI Holdings Co. Ltd.	15,990	1,156,346
Mercari Inc.(a)	14,100	593,457
MINEBEA MITSUMI Inc.	53,900	966,220
MISUMI Group Inc.	43,800	1,294,643
Mitsubishi Chemical Holdings Corp.	175,900	986,346
Mitsubishi Corp.	203,300	4,522,423
Mitsubishi Electric Corp.	278,400	3,568,548
Mitsubishi Estate Co. Ltd.	180,400	2,681,668
Mitsubishi Gas Chemical Co. Inc.	28,000	507,021
Mitsubishi Heavy Industries Ltd.	42,500	908,420
Mitsubishi Materials Corp.	16,200	295,827
Mitsubishi Motors Corp.(a)	105,900	192,472
Mitsubishi UFJ Financial Group Inc.	1,846,100	7,243,832
Mitsubishi UFJ Lease & Finance Co. Ltd.	58,400	245,801
Mitsui & Co. Ltd.	249,700	3,893,352
Mitsui Chemicals Inc.	26,400	673,258
Mitsui Fudosan Co. Ltd.	138,100	2,344,160
Miura Co. Ltd.	13,200	618,079
Mizuho Financial Group Inc.	350,460	4,296,102
MonotaRO Co. Ltd.	19,900	1,104,075
MS&AD Insurance Group Holdings Inc.	66,700	1,814,886
Murata Manufacturing Co. Ltd.	85,400	5,936,501
Nabtesco Corp.	16,700	621,418
Nagoya Railroad Co. Ltd.	28,700	762,112
NEC Corp.	37,300	1,873,206
Nexon Co. Ltd.	74,700	2,085,798
NGK Insulators Ltd.	34,700	492,253
NGK Spark Plug Co. Ltd.	23,800	415,487
NH Foods Ltd.	11,700	477,894
Nidec Corp.	67,200	6,749,570
Nihon M&A Center Inc.	23,200	1,355,959
Nikon Corp.	40,700	244,885
Nintendo Co. Ltd.	16,800	9,156,916
Nippon Building Fund Inc.	189	954,582
Nippon Express Co. Ltd.	10,800	604,362
Nippon Paint Holdings Co. Ltd.	22,500	2,020,997
Nippon Prologis REIT Inc.	340	1,118,806
Nippon Sanso Holdings Corp.	24,000	350,564
Nippon Shinyaku Co. Ltd.	6,900	491,066
Nippon Steel Corp.(a)	121,486	1,169,654
Nippon Telegraph & Telephone Corp.	190,600	4,003,803
Nippon Yusen KK	22,300	408,499
Nissan Chemical Corp.	19,200	1,013,813
Nissan Motor Co. Ltd.(a)	341,900	1,197,010
Nisshin Seifun Group Inc.	29,525	443,694
Nissin Foods Holdings Co. Ltd.	9,300	804,209
Nitori Holdings Co. Ltd.	11,900	2,453,080
Nitto Denko Corp.	24,200	1,692,194
Nomura Holdings Inc.	485,200	2,155,877
Nomura Real Estate Holdings Inc.	18,500	322,255
Nomura Real Estate Master Fund Inc.	652	777,111
Nomura Research Institute Ltd.	47,500	1,406,280
NSK Ltd.	56,400	447,251
NTT Data Corp.	92,200	1,036,302
NTT DOCOMO Inc.	169,700	6,309,775
Obayashi Corp.	96,300	801,425
Obic Co. Ltd.	10,600	1,880,907
Odakyu Electric Railway Co. Ltd.	43,500	1,045,681
Oji Holdings Corp.	126,700	532,058

9

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Olympus Corp.	178,500	$3,396,179
Omron Corp.	28,200	2,023,149
Ono Pharmaceutical Co. Ltd.	58,600	1,665,958
Oracle Corp. Japan	6,000	600,344
Oriental Land Co. Ltd.	29,600	4,129,673
ORIX Corp.	196,400	2,283,568
Orix JREIT Inc.	404	566,157
Osaka Gas Co. Ltd.	55,800	1,057,926
Otsuka Corp.	15,700	723,876
Otsuka Holdings Co. Ltd.	59,500	2,194,112
Pan Pacific International Holdings Corp.	60,900	1,294,431
Panasonic Corp.	335,500	3,083,172
Park24 Co. Ltd.(a)	17,100	230,312
PeptiDream Inc.(a)	15,100	696,934
Persol Holdings Co. Ltd.	27,800	417,771
Pigeon Corp.	17,300	795,165
Pola Orbis Holdings Inc.	12,100	238,204
Rakuten Inc.	128,500	1,247,632
Recruit Holdings Co. Ltd.	192,500	7,310,360
Renesas Electronics Corp.(a)	119,400	983,388
Resona Holdings Inc.	319,800	1,047,747
Ricoh Co. Ltd.	100,200	653,687
Rinnai Corp.	7,400	729,099
Rohm Co. Ltd.	12,600	964,224
Ryohin Keikaku Co. Ltd.	35,500	740,970
Santen Pharmaceutical Co. Ltd.	57,200	1,016,074
SBI Holdings Inc.	35,800	819,489
SCSK Corp.	7,800	387,239
Secom Co. Ltd.	30,400	2,557,566
Sega Sammy Holdings Inc.	28,200	352,298
Seibu Holdings Inc.	29,100	290,054
Seiko Epson Corp.	41,900	482,567
Sekisui Chemical Co. Ltd.	57,700	894,146
Sekisui House Ltd.	92,500	1,527,657
Seven & i Holdings Co. Ltd.	111,000	3,375,445
Seven Bank Ltd.	102,300	233,879
SG Holdings Co. Ltd.	48,400	1,164,396
Sharp Corp.	30,500	350,105
Shimadzu Corp.	35,600	1,011,743
Shimamura Co. Ltd.	4,300	457,394
Shimano Inc.	11,000	2,500,622
Shimizu Corp.	81,900	567,205
Shin-Etsu Chemical Co. Ltd.	53,100	7,055,280
Shinsei Bank Ltd.	23,000	275,454
Shionogi & Co. Ltd.	40,500	1,907,614
Shiseido Co. Ltd.	59,800	3,689,592
Shizuoka Bank Ltd. (The)	63,800	427,205
Showa Denko KK	20,800	351,575
SMC Corp.	8,400	4,443,467
Softbank Corp.	438,800	5,089,392
SoftBank Group Corp.	235,500	15,302,769
Sohgo Security Services Co. Ltd.	9,100	422,618
Sompo Holdings Inc.	49,800	1,853,566
Sony Corp.	191,100	15,856,145
Square Enix Holdings Co. Ltd.	14,100	825,445
Stanley Electric Co. Ltd.	20,800	588,942
Subaru Corp.	91,600	1,669,637
SUMCO Corp.	40,600	615,563
Sumitomo Chemical Co. Ltd.	205,600	668,682
Sumitomo Corp.	178,600	1,955,306

Security	Shares	Value

Japan (continued)
Sumitomo Dainippon Pharma Co. Ltd.	27,300	$319,118
Sumitomo Electric Industries Ltd.	115,800	1,268,882
Sumitomo Heavy Industries Ltd.	18,600	394,988
Sumitomo Metal Mining Co. Ltd.	35,800	1,103,725
Sumitomo Mitsui Financial Group Inc.	196,000	5,401,531
Sumitomo Mitsui Trust Holdings Inc.	50,000	1,331,309
Sumitomo Realty & Development Co. Ltd.	46,000	1,226,344
Sumitomo Rubber Industries Ltd.	30,100	262,878
Sundrug Co. Ltd.	12,200	452,219
Suntory Beverage & Food Ltd.	19,200	661,182
Suzuken Co. Ltd.	10,300	370,954
Suzuki Motor Corp.	55,600	2,370,473
Sysmex Corp.	25,600	2,399,847
T&D Holdings Inc.	86,300	856,066
Taiheiyo Cement Corp.	19,300	451,207
Taisei Corp.	27,800	862,933
Taisho Pharmaceutical Holdings Co. Ltd.	4,900	293,888
Takeda Pharmaceutical Co. Ltd.	235,513	7,296,983
TDK Corp.	19,400	2,265,870
Teijin Ltd.	22,300	340,452
Terumo Corp.	98,500	3,615,310
THK Co. Ltd.	17,500	460,183
TIS Inc.	32,300	618,254
Tobu Railway Co. Ltd.	28,500	805,601
Toho Co. Ltd.	16,600	655,806
Toho Gas Co. Ltd.	11,300	582,619
Tohoku Electric Power Co. Inc.	62,300	549,460
Tokio Marine Holdings Inc.	92,900	4,140,244
Tokyo Century Corp.	6,500	316,482
Tokyo Electric Power Co. Holdings Inc.(a)	227,500	585,398
Tokyo Electron Ltd.	22,400	5,978,190
Tokyo Gas Co. Ltd.	55,100	1,246,786
Tokyu Corp.	71,700	847,039
Tokyu Fudosan Holdings Corp.	89,600	389,118
Toppan Printing Co. Ltd.	34,400	435,347
Toray Industries Inc.	208,800	939,540
Toshiba Corp.	58,300	1,466,144
Tosoh Corp.	39,800	643,409
TOTO Ltd.	22,300	1,012,182
Toyo Suisan Kaisha Ltd.	12,700	631,720
Toyoda Gosei Co. Ltd.	10,800	272,531
Toyota Industries Corp.	20,400	1,311,345
Toyota Motor Corp.	314,400	20,459,759
Toyota Tsusho Corp.	31,500	873,527
Trend Micro Inc.	19,500	1,091,209
Tsuruha Holdings Inc.	5,400	755,194
Unicharm Corp.	60,400	2,796,403
United Urban Investment Corp.	468	498,263
USS Co. Ltd.	42,100	769,189
Welcia Holdings Co. Ltd.	15,300	600,057
West Japan Railway Co.	23,600	1,006,849
Yakult Honsha Co. Ltd.	18,600	900,287
Yamada Holdings Co. Ltd.	103,600	503,432
Yamaha Corp.	19,200	903,616
Yamaha Motor Co. Ltd.	42,000	595,810
Yamato Holdings Co. Ltd.	47,300	1,246,070
Yamazaki Baking Co. Ltd.	17,300	283,976
Yaskawa Electric Corp.	36,000	1,389,516
Yokogawa Electric Corp.	39,100	570,754
Yokohama Rubber Co. Ltd. (The)	18,900	269,561

10

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Z Holdings Corp.	398,600	$2,764,730
ZOZO Inc.	17,000	431,098

		521,666,813

Luxembourg — 0.0%
Allegro.eu SA(a)(c)	38,361	778,601

Malaysia — 0.5%
Axiata Group Bhd	466,800	329,175
Carlsberg Brewery Malaysia Bhd	31,000	137,728
CIMB Group Holdings Bhd	702,400	498,696
Dialog Group Bhd	675,000	601,083
DiGi.Com Bhd	632,600	573,984
Gamuda Bhd	347,000	278,101
Genting Bhd	370,100	263,657
Genting Malaysia Bhd	443,900	213,670
Hartalega Holdings Bhd	274,100	1,187,437
Hong Leong Bank Bhd	130,200	463,769
Hong Leong Financial Group Bhd	106,200	360,390
IHH Healthcare Bhd	452,700	541,497
IOI Corp. Bhd	544,100	563,088
Kuala Lumpur Kepong Bhd	71,700	366,179
Malayan Banking Bhd	434,800	732,515
Malaysia Airports Holdings Bhd	199,200	200,399
Maxis Bhd	535,800	618,975
MISC Bhd	168,200	266,772
Petronas Chemicals Group Bhd	417,000	587,112
Petronas Dagangan Bhd	59,800	248,123
Petronas Gas Bhd	154,000	583,384
PPB Group Bhd	174,800	790,912
Press Metal Aluminium Holdings Bhd	200,800	265,317
Public Bank Bhd	437,840	1,589,080
RHB Bank Bhd	312,595	318,237
Sime Darby Bhd	481,100	279,050
Sime Darby Plantation Bhd	476,900	555,522
Telekom Malaysia Bhd(d)	131,500	132,608
Tenaga Nasional Bhd	329,000	755,393
Top Glove Corp. Bhd	723,000	1,491,242
YTL Corp. Bhd(a)	710,162	123,915

		15,917,010

Mexico — 0.5%
Alfa SAB de CV, Class A	500,500	333,314
America Movil SAB de CV, Series L, NVS	5,019,900	3,045,795
Arca Continental SAB de CV	13,400	58,160
Cemex SAB de CV, CPO, NVS	2,368,408	975,079
Coca-Cola Femsa SAB de CV	40,100	151,373
Fibra Uno Administracion SA de CV	549,600	415,090
Fomento Economico Mexicano SAB de CV	303,100	1,619,525
Gruma SAB de CV, Class B	22,860	242,390
Grupo Aeroportuario del Pacifico SAB de CV, Class B	52,600	436,399
Grupo Aeroportuario del Sureste SAB de CV, Class B(a)	39,135	450,657
Grupo Bimbo SAB de CV, Series A	279,200	537,864
Grupo Carso SAB de CV, Series A1(a)	47,700	88,058
Grupo Financiero Banorte SAB de CV, Class O(a)	395,200	1,755,206
Grupo Financiero Inbursa SAB de CV, Class O(a)	587,700	433,922
Grupo Mexico SAB de CV, Series B	507,429	1,436,851
Grupo Televisa SAB, CPO(a)	382,700	482,568
Industrias Penoles SAB de CV	25,730	408,439
Infraestructura Energetica Nova SAB de CV(a)	61,400	204,825
Kimberly-Clark de Mexico SAB de CV, Class A	336,500	498,642
Megacable Holdings SAB de CV, CPO	24,500	77,481

Security	Shares	Value

Mexico (continued)
Orbia Advance Corp. SAB de CV	147,900	$260,732
Promotora y Operadora de Infraestructura SAB de CV	17,130	111,873
Wal-Mart de Mexico SAB de CV	791,000	1,905,240

		15,929,483

Netherlands — 2.9%
ABN AMRO Bank NV, CVA(a)(c)	55,930	459,047
Adyen NV(a)(c)	2,704	4,559,268
Aegon NV	221,211	596,523
AerCap Holdings NV(a)	20,216	501,963
Akzo Nobel NV	29,286	2,821,210
Altice Europe NV(a)	94,756	466,782
ArcelorMittal SA(a)(d)	109,368	1,484,433
Argenx SE(a)	6,695	1,672,034
ASML Holding NV	63,927	23,233,184
Davide Campari-Milano NV	105,741	1,104,117
EXOR NV	16,341	848,952
Heineken Holding NV	17,367	1,342,257
Heineken NV	39,252	3,484,068
ING Groep NV(a)	581,655	3,969,710
Just Eat Takeaway.com NV, New(a)(c)	18,961	2,109,723
Koninklijke Ahold Delhaize NV	162,007	4,451,758
Koninklijke DSM NV	26,213	4,196,926
Koninklijke KPN NV	542,249	1,465,401
Koninklijke Philips NV(a)	135,704	6,303,230
Koninklijke Vopak NV	10,166	528,502
NN Group NV	43,102	1,503,208
Prosus NV	73,891	7,383,247
QIAGEN NV(a)	34,724	1,649,074
Randstad NV(a)	16,887	844,075
Unilever NV	223,802	12,656,774
Wolters Kluwer NV	40,910	3,315,765

		92,951,231

New Zealand — 0.2%
a2 Milk Co. Ltd. (The)(a)(d)	114,135	1,104,322
Auckland International Airport Ltd.(a)	178,230	824,546
Fisher & Paykel Healthcare Corp. Ltd.	85,289	1,972,863
Mercury NZ Ltd.	27,425	96,970
Meridian Energy Ltd.	126,504	443,114
Ryman Healthcare Ltd.	86,986	804,847
Spark New Zealand Ltd.	320,948	952,394

		6,199,056

Norway — 0.3%
DNB ASA(a)	142,869	1,923,583
Equinor ASA	148,642	1,885,461
Gjensidige Forsikring ASA	41,041	778,413
Mowi ASA	78,108	1,231,003
Norsk Hydro ASA(a)	214,039	598,530
Orkla ASA	119,073	1,122,112
Schibsted ASA, Class B(a)	16,016	574,032
Telenor ASA	91,271	1,405,513
Yara International ASA	28,698	998,246

		10,516,893

Pakistan — 0.0%
MCB Bank Ltd.	42,452	44,047

Peru — 0.1%
Cia. de Minas Buenaventura SAA, ADR	32,820	402,702
Credicorp Ltd.	10,460	1,199,553
Southern Copper Corp.	12,498	654,145

		2,256,400

11

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Philippines — 0.2%
Aboitiz Equity Ventures Inc.	288,830	$265,855
Ayala Corp.	32,410	510,926
Ayala Land Inc.	1,260,920	859,718
Bank of the Philippine Islands	238,036	361,726
BDO Unibank Inc.	292,590	537,423
Globe Telecom Inc.	2,525	105,904
GT Capital Holdings Inc.	8,850	78,626
International Container Terminal Services Inc.	176,110	418,443
JG Summit Holdings Inc.	589,890	783,067
Jollibee Foods Corp.	91,490	321,349
Megaworld Corp.(a)	423,000	26,481
Metro Pacific Investments Corp.	1,437,000	119,057
Metropolitan Bank & Trust Co.	502,668	423,218
PLDT Inc.	13,970	383,309
SM Investments Corp.	36,055	707,691
SM Prime Holdings Inc.	1,599,700	1,113,841
Universal Robina Corp.	103,240	293,722

		7,310,356

Poland — 0.2%
Bank Polska Kasa Opieki SA(a)(d)	24,690	263,301
CD Projekt SA(a)	11,048	934,859
Cyfrowy Polsat SA	68,994	429,591
Dino Polska SA(a)(c)	6,392	350,587
Grupa Lotos SA	10,932	76,894
KGHM Polska Miedz SA(a)	25,011	745,528
LPP SA(a)	153	202,265
mBank SA(a)(d)	3,649	106,330
Orange Polska SA(a)	59,955	91,966
PGE Polska Grupa Energetyczna SA(a)	103,376	117,624
Polski Koncern Naftowy ORLEN SA	41,672	400,561
Polskie Gornictwo Naftowe i Gazownictwo SA	281,970	296,646
Powszechna Kasa Oszczednosci Bank Polski SA(a)	118,797	568,105
Powszechny Zaklad Ubezpieczen SA(a)	76,859	418,840
Santander Bank Polska SA(a)	7,059	219,052

		5,222,149

Portugal — 0.1%
Banco Espirito Santo SA, Registered(b)	4	0	(e)
EDP - Energias de Portugal SA	405,574	1,999,335
Galp Energia SGPS SA	74,230	601,290
Jeronimo Martins SGPS SA	37,902	602,208

		3,202,833

Qatar — 0.2%
Barwa Real Estate Co.	278,720	252,007
Commercial Bank PSQC (The)	379,049	437,012
Industries Qatar QSC	196,221	479,867
Masraf Al Rayan QSC	955,085	1,112,793
Mesaieed Petrochemical Holding Co.	571,992	287,835
Ooredoo QPSC	190,968	343,466
Qatar Electricity & Water Co. QSC	99,885	452,508
Qatar Fuel QSC	91,366	426,307
Qatar International Islamic Bank QSC	85,659	192,891
Qatar Islamic Bank SAQ	147,062	646,286
Qatar National Bank QPSC	600,836	2,884,952

		7,515,924

Russia — 0.8%
Alrosa PJSC	390,270	350,660

Security	Shares	Value

Russia (continued)
Gazprom PJSC	191,000	$372,449
Gazprom PJSC, ADR	787,308	3,015,390
Inter RAO UES PJSC	5,597,000	357,983
LUKOIL PJSC	62,232	3,166,893
Magnit PJSC, GDR(f)	54,129	746,439
Magnitogorsk Iron & Steel Works PJSC	199,200	94,378
MMC Norilsk Nickel PJSC	9,508	2,256,202
Mobile TeleSystems PJSC, ADR	80,002	625,616
Moscow Exchange MICEX-RTS PJSC	216,390	364,790
Novatek PJSC, GDR(f)	13,929	1,678,444
Novolipetsk Steel PJSC	196,280	459,293
PhosAgro PJSC, GDR, Registered Shares(f)	17,815	205,229
Polymetal International PLC	33,193	699,209
Polyus PJSC	5,198	1,017,530
Rosneft Oil Co. PJSC, GDR	180,400	788,348
Sberbank of Russia PJSC	1,583,540	4,004,894
Severstal PAO	27,214	371,949
Surgutneftegas PJSC	1,307,450	541,978
Tatneft PJSC, ADR	32,335	1,006,265
VTB Bank PJSC, GDR(f)	255,612	198,483
X5 Retail Group NV, GDR	15,396	541,753
Yandex NV, Class A(a)	45,093	2,566,904

		25,431,079

Saudi Arabia — 0.8%
Abdullah Al Othaim Markets Co.	7,271	253,980
Advanced Petrochemical Co.	20,909	322,252
Al Rajhi Bank	190,487	3,342,144
Alinma Bank(a)	260,598	1,061,765
Almarai Co. JSC	19,853	273,155
Arab National Bank	90,133	456,157
Bank AlBilad	68,594	425,432
Bank Al-Jazira	72,014	250,013
Banque Saudi Fransi	98,672	781,420
Bupa Arabia for Cooperative Insurance Co.(a)	7,481	228,601
Co for Cooperative Insurance (The)(a)	8,885	191,901
Dar Al Arkan Real Estate Development Co.(a)	55,226	117,659
Emaar Economic City(a)	41,798	99,193
Etihad Etisalat Co.(a)	55,246	412,470
Jarir Marketing Co.	19,075	880,940
National Commercial Bank	197,309	2,054,480
National Industrialization Co.(a)	48,913	147,379
Rabigh Refining & Petrochemical Co.(a)	38,912	126,376
Riyad Bank	191,122	917,312
Sahara International Petrochemical Co.	71,724	278,841
Samba Financial Group	142,355	1,047,649
Saudi Airlines Catering Co.	6,051	125,528
Saudi Arabian Fertilizer Co.	36,053	724,848
Saudi Arabian Mining Co.(a)	71,956	715,665
Saudi Arabian Oil Co.(c)	288,942	2,596,418
Saudi Basic Industries Corp.	121,483	2,915,359
Saudi British Bank (The)	102,720	652,425
Saudi Cement Co.	15,347	221,797
Saudi Electricity Co.	157,632	795,242
Saudi Industrial Investment Group	38,420	207,964
Saudi Kayan Petrochemical Co.(a)	89,376	225,924
Saudi Telecom Co.	79,737	2,119,771
Savola Group (The)	35,892	438,326
Yanbu National Petrochemical Co.	33,666	516,171

		25,924,557

12

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore — 0.7%
Ascendas REIT	467,866	$986,784
BOC Aviation Ltd.(c)	32,300	199,302
CapitaLand Ltd.	358,300	674,355
CapitaLand Mall Trust	736,003	932,468
City Developments Ltd.	49,100	227,971
DBS Group Holdings Ltd.	251,900	3,754,057
Genting Singapore Ltd.	907,400	428,614
Jardine Cycle & Carriage Ltd.	19,000	247,118
Keppel Corp. Ltd.	241,500	776,408
Mapletree Commercial Trust	291,300	366,925
Mapletree Logistics Trust	399,500	570,505
Oversea-Chinese Banking Corp. Ltd.	489,275	3,016,987
Singapore Airlines Ltd.(d)	210,350	522,216
Singapore Exchange Ltd.	121,400	769,919
Singapore Technologies Engineering Ltd.	164,000	419,158
Singapore Telecommunications Ltd.	1,178,900	1,752,594
Suntec REIT	302,200	296,557
United Overseas Bank Ltd.	191,900	2,668,752
UOL Group Ltd.	65,500	298,360
Venture Corp. Ltd.	51,700	729,214
Wilmar International Ltd.	312,500	924,570
Yangzijiang Shipbuilding Holdings Ltd.(d)	345,000	232,442

		20,795,276

South Africa — 1.1%
Absa Group Ltd.	83,888	448,797
Anglo American Platinum Ltd.	9,159	600,544
AngloGold Ashanti Ltd.	63,984	1,452,371
Aspen Pharmacare Holdings Ltd.(a)	61,985	402,647
Bid Corp. Ltd.	55,580	761,761
Bidvest Group Ltd. (The)	51,742	424,349
Capitec Bank Holdings Ltd.(a)(d)	11,018	773,015
Clicks Group Ltd.	40,661	590,443
Discovery Ltd.(d)	46,952	309,185
Exxaro Resources Ltd.	48,615	326,209
FirstRand Ltd.	720,367	1,666,947
Gold Fields Ltd.	134,012	1,423,935
Growthpoint Properties Ltd.	651,423	425,362
Harmony Gold Mining Co. Ltd.(a)	94,548	464,048
Impala Platinum Holdings Ltd.	123,114	1,081,744
Kumba Iron Ore Ltd.	9,019	266,600
Life Healthcare Group Holdings Ltd.	89,268	89,495
Momentum Metropolitan Holdings	228,175	182,554
Mr. Price Group Ltd.	46,869	354,415
MTN Group Ltd.	246,104	875,289
MultiChoice Group Ltd.	75,879	625,618
Naspers Ltd., Class N	65,421	12,728,162
Nedbank Group Ltd.	46,117	272,409
NEPI Rockcastle PLC	69,475	246,153
Northam Platinum Ltd.(a)	58,795	560,169
Old Mutual Ltd.	708,088	408,762
Rand Merchant Investment Holdings Ltd.	205,926	359,416
Reinet Investments SCA	23,694	375,969
Remgro Ltd.	73,894	392,782
Sanlam Ltd.	211,597	615,567
Sasol Ltd.(a)	85,683	443,107
Shoprite Holdings Ltd.	69,241	549,326
Sibanye Stillwater Ltd.	328,022	947,400
SPAR Group Ltd. (The)	18,447	196,007
Standard Bank Group Ltd.	162,372	1,059,946
Tiger Brands Ltd.	26,904	333,619

Security	Shares	Value

South Africa (continued)
Vodacom Group Ltd.	77,542	$584,735
Woolworths Holdings Ltd.	174,365	374,833

		33,993,690

South Korea — 3.5%
Alteogen Inc.(a)	3,332	464,841
Amorepacific Corp.	5,331	742,309
AMOREPACIFIC Group	5,891	226,098
BGF retail Co. Ltd.	1,903	197,897
BNK Financial Group Inc.	40,631	197,300
Celltrion Healthcare Co. Ltd.(a)	9,952	742,870
Celltrion Inc.(a)	14,379	3,053,969
Celltrion Pharm Inc.(a)	2,325	222,931
Cheil Worldwide Inc.	4,700	86,362
CJ CheilJedang Corp.	1,689	537,348
CJ Corp.	3,478	232,950
CJ ENM Co. Ltd.	2,415	279,874
CJ Logistics Corp.(a)	888	124,822
Coway Co. Ltd.	8,420	514,980
Daelim Industrial Co. Ltd.	4,597	316,001
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	5,231	98,424
DB Insurance Co. Ltd.	9,085	354,289
Doosan Bobcat Inc.	5,392	137,093
Douzone Bizon Co. Ltd.	3,940	346,187
E-MART Inc.	3,587	448,889
Fila Holdings Corp.	8,039	271,344
GS Engineering & Construction Corp.	3,322	78,168
GS Holdings Corp.	7,554	219,690
GS Retail Co. Ltd.	3,991	112,903
Hana Financial Group Inc.	39,952	1,070,363
Hankook Tire & Technology Co. Ltd.	13,422	374,378
Hanmi Pharm Co. Ltd.	1,239	286,629
Hanon Systems	25,390	250,611
Hanwha Corp.	8,024	170,069
Hanwha Solutions Corp.	13,624	524,693
HLB Inc.(a)	7,844	635,981
Hotel Shilla Co. Ltd.	5,451	356,450
Hyundai Engineering & Construction Co. Ltd.	12,069	326,002
Hyundai Glovis Co. Ltd.	3,126	461,448
Hyundai Heavy Industries Holdings Co. Ltd.	1,789	338,187
Hyundai Marine & Fire Insurance Co. Ltd.	10,157	208,564
Hyundai Mobis Co. Ltd.	10,079	2,003,009
Hyundai Motor Co.	21,947	3,181,706
Hyundai Steel Co.	14,062	358,149
Industrial Bank of Korea	42,959	309,311
Kakao Corp.	8,975	2,610,161
Kangwon Land Inc.	17,309	321,865
KB Financial Group Inc.	59,295	2,095,470
Kia Motors Corp.	35,783	1,592,528
KMW Co. Ltd.(a)	4,902	269,141
Korea Aerospace Industries Ltd.	13,458	258,557
Korea Electric Power Corp.(a)	33,999	597,762
Korea Gas Corp.	5,358	128,673
Korea Investment Holdings Co. Ltd.	6,207	375,254
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	6,257	432,316
Korea Zinc Co. Ltd.	1,365	460,133
Korean Air Lines Co. Ltd.(a)	11,943	209,979
KT&G Corp.	14,651	1,045,854
Kumho Petrochemical Co. Ltd.	2,760	323,504
LG Chem Ltd.	6,969	3,752,586
LG Corp.	16,008	956,502

13

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
LG Display Co. Ltd.(a)	38,244	$473,542
LG Electronics Inc.	15,582	1,153,510
LG Household & Health Care Ltd.	1,451	1,918,128
LG Innotek Co. Ltd.	2,065	276,619
LG Uplus Corp.	18,583	180,966
Lotte Chemical Corp.	2,377	488,095
Lotte Corp.	5,159	129,123
Lotte Shopping Co. Ltd.	2,182	160,376
Meritz Securities Co. Ltd.	45,168	130,962
Mirae Asset Daewoo Co. Ltd.	61,683	454,998
NAVER Corp.	18,934	4,839,041
NCSoft Corp.	2,549	1,743,213
Netmarble Corp.(a)(c)	3,994	411,825
NH Investment & Securities Co. Ltd.	3,839	32,276
Orion Corp./Republic of Korea	4,424	423,023
Pan Ocean Co. Ltd.(a)	11,193	35,363
Pearl Abyss Corp.(a)	1,379	243,668
POSCO	10,507	1,926,021
POSCO Chemical Co. Ltd.	3,319	215,573
Posco International Corp.	7,273	85,248
S-1 Corp.	2,554	183,667
Samsung Biologics Co. Ltd.(a)(c)	2,663	1,600,569
Samsung C&T Corp.	11,106	1,081,531
Samsung Card Co. Ltd.	4,307	111,594
Samsung Electro-Mechanics Co. Ltd.	8,758	1,030,398
Samsung Electronics Co. Ltd.	719,271	35,877,975
Samsung Engineering Co. Ltd.(a)	15,302	158,455
Samsung Fire & Marine Insurance Co. Ltd.	4,769	752,314
Samsung Heavy Industries Co. Ltd.(a)	71,250	317,099
Samsung Life Insurance Co. Ltd.	10,692	595,518
Samsung SDI Co. Ltd.	8,460	3,295,426
Samsung SDS Co. Ltd.	5,398	801,589
Samsung Securities Co. Ltd.	9,229	261,083
Seegene Inc.	2,755	637,338
Shinhan Financial Group Co. Ltd.	61,379	1,641,714
Shinsegae Inc.	1,211	221,453
SK Holdings Co. Ltd.	5,078	816,722
SK Hynix Inc.	81,438	5,734,464
SK Innovation Co. Ltd.	7,746	856,722
SK Telecom Co. Ltd.	5,426	1,023,322
S-Oil Corp.	7,569	362,207
Woori Financial Group Inc.	82,163	643,720
Yuhan Corp.	9,330	489,235

		110,109,059

Spain — 1.4%
ACS Actividades de Construccion y Servicios SA	39,430	936,972
Aena SME SA(a)(c)	9,721	1,308,997
Amadeus IT Group SA	66,777	3,188,413
Banco Bilbao Vizcaya Argentaria SA	978,412	2,805,948
Banco Santander SA(a)	2,471,375	4,925,017
Bankinter SA	119,183	446,617
CaixaBank SA	517,749	942,042
Cellnex Telecom SA(c)	51,249	3,290,519
Enagas SA	22,741	490,857
Endesa SA	46,299	1,240,961
Ferrovial SA	74,147	1,604,324
Grifols SA	43,598	1,177,707
Iberdrola SA	895,705	10,564,035
Industria de Diseno Textil SA	159,543	3,938,026
Mapfre SA	157,554	237,484

Security	Shares	Value

Spain (continued)
Naturgy Energy Group SA	44,922	$834,622
Red Electrica Corp. SA	65,715	1,157,790
Repsol SA	219,965	1,368,247
Siemens Gamesa Renewable Energy SA	39,134	1,109,088
Telefonica SA	721,101	2,356,967

		43,924,633

Sweden — 1.9%
Alfa Laval AB(a)(d)	49,134	996,353
Assa Abloy AB, Class B	149,455	3,206,991
Atlas Copco AB, Class A	99,299	4,383,094
Atlas Copco AB, Class B	58,141	2,229,321
Boliden AB	37,646	1,028,576
Electrolux AB, Series B	33,562	757,498
Epiroc AB, Class A	104,092	1,555,331
Epiroc AB, Class B	53,065	760,699
EQTAB	34,398	655,217
Essity AB, Class B	90,973	2,635,832
Evolution Gaming Group AB(c)	19,957	1,482,008
Hennes & Mauritz AB, Class B(d)	122,186	1,984,923
Hexagon AB, Class B(a)	42,625	3,114,575
Husqvarna AB, Class B	79,048	817,020
ICA Gruppen AB	14,251	674,513
Industrivarden AB, Class C(a)	26,210	670,183
Investment AB Latour, Class B	22,793	532,109
Investor AB, Class B	66,910	4,017,088
Kinnevik AB, Class B	36,625	1,502,460
L E Lundbergforetagen AB, Class B(a)	12,269	552,171
Lundin Energy AB	29,611	565,031
Nibe Industrier AB, Class B(a)	45,995	1,108,905
Sandvik AB(a)	169,179	3,012,518
Securitas AB, Class B(a)	47,778	676,052
Skandinaviska Enskilda Banken AB, Class A(a)	239,810	2,055,634
Skanska AB, Class B	50,737	953,618
SKF AB, Class B	59,892	1,225,945
Svenska Cellulosa AB SCA, Class B(a)	90,007	1,221,005
Svenska Handelsbanken AB, Class A(a)	227,862	1,846,212
Swedbank AB, Class A(a)	134,925	2,114,562
Swedish Match AB	25,513	1,922,113
Tele2 AB, Class B	77,307	916,708
Telefonaktiebolaget LM Ericsson, Class B	443,254	4,943,884
Telia Co. AB	351,345	1,346,780
Volvo AB, Class B(a)	212,589	4,135,397

		61,600,326

Switzerland — 6.4%
ABB Ltd., Registered	272,608	6,617,782
Adecco Group AG, Registered	23,349	1,146,370
Alcon Inc.(a)	74,967	4,261,394
Baloise Holding AG, Registered	8,153	1,114,583
Barry Callebaut AG, Registered	464	958,324
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	163	1,292,903
Chocoladefabriken Lindt & Spruengli AG, Registered	16	1,384,322
Cie. Financiere Richemont SA, Class A, Registered	76,442	4,795,608
Clariant AG, Registered	22,959	393,776
Coca-Cola HBC AG	29,650	672,822
Credit Suisse Group AG, Registered	361,921	3,405,386
EMS-Chemie Holding AG, Registered	1,049	922,474
Geberit AG, Registered	5,919	3,371,030
Givaudan SA, Registered	1,380	5,625,094

14

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Julius Baer Group Ltd.	34,347	$1,534,195
Kuehne + Nagel International AG, Registered	7,925	1,583,184
LafargeHolcim Ltd., Registered	79,758	3,424,229
Logitech International SA, Registered	24,200	2,038,339
Lonza Group AG, Registered	11,373	6,889,193
Nestle SA, Registered	443,235	49,858,195
Novartis AG, Registered	331,941	25,891,072
Partners Group Holding AG	2,803	2,527,914
Roche Holding AG, NVS	105,015	33,771,394
Schindler Holding AG, Participation Certificates, NVS	5,393	1,379,803
Schindler Holding AG, Registered	3,059	785,651
SGS SA, Registered	915	2,287,126
Siemens Energy AG(a)	58,309	1,276,919
Sika AG, Registered	21,067	5,187,739
Sonova Holding AG, Registered(a)	8,755	2,077,587
Straumann Holding AG, Registered	1,530	1,595,854
Swatch Group AG (The), Bearer	4,711	996,889
Swatch Group AG (The), Registered	7,775	317,600
Swiss Life Holding AG, Registered	5,173	1,739,478
Swiss Prime Site AG, Registered	11,502	967,546
Swiss Re AG	44,962	3,224,922
Swisscom AG, Registered	3,705	1,884,940
Temenos AG, Registered	11,570	1,242,650
UBS Group AG, Registered	552,406	6,415,757
Vifor Pharma AG	7,244	815,251
Zurich Insurance Group AG	22,845	7,577,197

		203,252,492

Taiwan — 3.9%
Accton Technology Corp.	90,000	652,892
Acer Inc.	517,792	431,742
Advantech Co. Ltd.	52,793	533,402
Airtac International Group	20,000	536,997
ASE Technology Holding Co. Ltd.	504,762	1,115,282
Asia Cement Corp.	323,440	465,312
ASMedia Technology Inc.	5,000	250,843
Asustek Computer Inc.	95,000	805,408
AU Optronics Corp.(a)	1,377,000	556,028
Catcher Technology Co. Ltd.	99,000	624,731
Cathay Financial Holding Co. Ltd.	1,029,281	1,381,803
Chailease Holding Co. Ltd.	166,880	808,044
Chang Hwa Commercial Bank Ltd.	899,137	535,958
Cheng Shin Rubber Industry Co. Ltd.	240,000	302,900
Chicony Electronics Co. Ltd.	78,000	234,789
China Development Financial Holding Corp.	1,896,000	555,473
China Life Insurance Co. Ltd.	445,200	298,061
China Steel Corp.	1,792,288	1,271,993
Chunghwa Telecom Co. Ltd.	452,000	1,690,842
Compal Electronics Inc.	552,000	358,949
CTBC Financial Holding Co. Ltd.	2,760,036	1,741,698
Delta Electronics Inc.	290,000	1,926,338
E.Sun Financial Holding Co. Ltd.	1,797,312	1,526,900
Eclat Textile Co. Ltd.	30,000	396,979
Eva Airways Corp.	355,000	134,040
Evergreen Marine Corp. Taiwan Ltd.(a)	364,000	240,516
Far Eastern New Century Corp.	504,000	453,721
Far EasTone Telecommunications Co. Ltd.	268,000	562,169
Feng TAY Enterprise Co. Ltd.	57,600	348,377
First Financial Holding Co. Ltd.	1,608,978	1,127,834
Formosa Chemicals & Fibre Corp.	447,340	1,075,987
Formosa Petrochemical Corp.	163,000	447,910

Security	Shares	Value

Taiwan (continued)
Formosa Plastics Corp.	596,960	$1,650,831
Formosa Taffeta Co. Ltd.	158,000	172,619
Foxconn Technology Co. Ltd.	172,000	301,264
Fubon Financial Holding Co. Ltd.	949,000	1,350,335
Giant Manufacturing Co. Ltd.	49,000	481,375
Globalwafers Co. Ltd.	35,000	507,805
Highwealth Construction Corp.	201,388	292,188
Hiwin Technologies Corp.	40,960	356,566
Hon Hai Precision Industry Co. Ltd.	1,851,377	5,016,229
Hotai Motor Co. Ltd.	46,000	968,133
Hua Nan Financial Holdings Co. Ltd.	1,287,559	774,241
Innolux Corp.	1,361,688	471,772
Inventec Corp.	389,000	307,354
Largan Precision Co. Ltd.	15,000	1,586,344
Lite-On Technology Corp.	351,000	571,226
MediaTek Inc.	228,000	5,404,374
Mega Financial Holding Co. Ltd.	1,473,195	1,418,936
Micro-Star International Co. Ltd.	112,000	450,295
Nan Ya Plastics Corp.	706,840	1,450,574
Nanya Technology Corp.	201,000	406,167
Nien Made Enterprise Co. Ltd.	35,000	394,008
Novatek Microelectronics Corp.	91,000	849,441
Pegatron Corp.	280,000	602,024
Phison Electronics Corp.	26,000	269,512
Pou Chen Corp.	173,000	152,415
Powertech Technology Inc.	109,000	321,625
President Chain Store Corp.	66,000	595,312
Quanta Computer Inc.	425,000	1,069,799
Realtek Semiconductor Corp.	78,000	969,427
Shanghai Commercial & Savings Bank Ltd. (The)	475,000	615,266
Shin Kong Financial Holding Co. Ltd.	1,719,127	478,412
SinoPac Financial Holdings Co. Ltd.	1,675,600	626,809
Synnex Technology International Corp.	209,750	311,287
Taishin Financial Holding Co. Ltd.	1,521,868	670,391
Taiwan Business Bank	866,716	284,830
Taiwan Cement Corp.	786,738	1,115,326
Taiwan Cooperative Financial Holding Co. Ltd.	1,475,968	990,738
Taiwan High Speed Rail Corp.	255,000	269,679
Taiwan Mobile Co. Ltd.	234,000	799,266
Taiwan Semiconductor Manufacturing Co. Ltd.	3,693,000	55,775,552
Uni-President Enterprises Corp.	735,972	1,577,257
United Microelectronics Corp.	1,751,000	1,879,340
Vanguard International Semiconductor Corp.	158,000	514,818
Walsin Technology Corp.	54,000	308,669
Win Semiconductors Corp.	50,000	543,640
Winbond Electronics Corp.	660,000	391,106
Wistron Corp.	503,000	501,180
Wiwynn Corp.	15,000	381,247
WPG Holdings Ltd.	283,000	383,883
Yageo Corp.	58,000	720,856
Yuanta Financial Holding Co. Ltd.	1,601,829	994,020
Zhen Ding Technology Holding Ltd.	101,000	427,255

		123,116,936

Thailand — 0.5%
Advanced Info Service PCL, NVDR	179,200	991,802
Airports of Thailand PCL, NVDR(d)	674,100	1,119,264
Asset World Corp. PCL, NVDR(d)	975,100	91,355
B Grimm Power PCL, NVDR	137,800	173,535
Bangkok Bank PCL, Foreign	92,000	285,586
Bangkok Commercial Asset Management PCL, NVDR(d)	278,600	180,564

15

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
Bangkok Dusit Medical Services PCL, NVDR	1,148,000	$644,582
Bangkok Expressway & Metro PCL, NVDR	2,116,300	556,787
Berli Jucker PCL, NVDR(d)	266,400	245,737
BTS Group Holdings PCL, NVDR	2,389,100	682,217
Central Pattana PCL, NVDR	569,700	703,728
Charoen Pokphand Foods PCL, NVDR	922,900	747,677
CP ALL PCL, NVDR(a)	861,600	1,485,875
Global Power Synergy PCL, NVDR	123,900	205,722
Indorama Ventures PCL, NVDR	371,788	263,624
Intouch Holdings PCL, NVDR	450,800	773,812
Kasikornbank PCL, Foreign	280,500	686,232
Krungthai Card PCL, NVDR	107,700	136,493
Land & Houses PCL, NVDR	1,097,600	225,383
Minor International PCL, NVDR(a)	568,520	304,621
Osotspa PCL, NVDR	143,800	147,641
PTT Exploration & Production PCL, NVDR	210,799	532,620
PTT Global Chemical PCL, NVDR	347,601	446,107
PTT PCL, NVDR	1,628,700	1,619,947
Siam Cement PCL (The), NVDR	113,700	1,233,034
Siam Commercial Bank PCL (The), NVDR	203,300	423,983
Srisawad Corp PCL, NVDR	126,800	201,383
Thai Oil PCL, NVDR(d)	312,500	343,407
TMB Bank PCL, NVDR(d)	7,627,703	198,233
Total Access Communication PCL, NVDR	175,600	173,248
True Corp. PCL, NVDR(d)	2,432,634	212,297

		16,036,496

Turkey — 0.1%
Akbank T.A.S.(a)	416,081	236,754
Anadolu Efes Biracilik Ve Malt Sanayii AS	30,673	71,094
Aselsan Elektronik Sanayi Ve Ticaret AS	101,468	202,742
BIM Birlesik Magazalar AS	64,769	516,112
Eregli Demir ve Celik Fabrikalari TAS	263,471	299,520
Ford Otomotiv Sanayi AS	9,699	124,954
Haci Omer Sabanci Holding AS	141,100	138,525
KOC Holding AS	112,212	189,541
Tupras Turkiye Petrol Rafinerileri AS(a)(d)	21,793	194,325
Turk Hava Yollari AO(a)(d)	118,328	127,319
Turkcell Iletisim Hizmetleri AS	111,330	193,895
Turkiye Garanti Bankasi AS(a)	352,239	277,321
Turkiye Is Bankasi AS, Class C(a)	197,913	120,641

		2,692,743

United Arab Emirates — 0.2%
Abu Dhabi Commercial Bank PJSC	459,959	735,053
Aldar Properties PJSC	956,119	713,220
Emaar Malls PJSC(a)	154,747	62,351
Emaar Properties PJSC(a)	661,929	481,154
Emirates NBD Bank PJSC	322,738	834,709
Emirates Telecommunications Group Co. PJSC	315,499	1,449,879
First Abu Dhabi Bank PJSC	318,506	993,719

		5,270,085

United Kingdom — 8.1%
3i Group PLC	157,638	1,958,768
Admiral Group PLC	24,910	885,738
Anglo American PLC	169,445	3,968,202
Antofagasta PLC	45,960	611,794
Ashtead Group PLC	72,819	2,636,340
Associated British Foods PLC	53,373	1,171,467
AstraZeneca PLC	196,853	19,766,877
Auto Trader Group PLC(c)	160,773	1,203,623

Security	Shares	Value

United Kingdom (continued)
AVEVA Group PLC	9,919	$550,204
Aviva PLC	568,902	1,894,145
BAE Systems PLC	474,502	2,435,719
Barclays PLC(a)	2,629,903	3,623,536
Barratt Developments PLC(a)	163,866	1,022,315
Berkeley Group Holdings PLC	18,173	953,302
BP PLC	3,027,203	7,695,267
British American Tobacco PLC	344,562	10,906,300
British Land Co. PLC (The)	143,935	648,773
BT Group PLC	1,276,352	1,673,428
Bunzl PLC	53,866	1,671,570
Burberry Group PLC	63,378	1,111,212
Coca-Cola European Partners PLC	30,997	1,106,903
Compass Group PLC	259,360	3,537,970
Croda International PLC	15,789	1,231,852
DCC PLC	16,641	1,081,005
Diageo PLC	351,736	11,365,321
Direct Line Insurance Group PLC	135,398	461,309
Evraz PLC	81,744	379,974
Experian PLC	138,629	5,049,398
Ferguson PLC	35,482	3,542,718
Fiat Chrysler Automobiles NV(a)	161,500	1,983,195
GlaxoSmithKline PLC	753,348	12,583,155
Glencore PLC(a)	1,607,849	3,241,082
GVC Holdings PLC(a)	91,783	1,146,642
Halma PLC	58,088	1,778,553
Hargreaves Lansdown PLC	46,999	821,911
Hikma Pharmaceuticals PLC	21,832	708,542
HSBC Holdings PLC	3,033,210	12,728,661
Imperial Brands PLC	143,742	2,274,908
Informa PLC(a)	205,312	1,109,658
InterContinental Hotels Group PLC(a)	27,811	1,408,179
Intertek Group PLC	25,346	1,826,077
J Sainsbury PLC	270,553	705,247
JD Sports Fashion PLC	64,948	622,443
Johnson Matthey PLC	32,190	894,450
Kingfisher PLC(a)	325,249	1,207,391
Land Securities Group PLC	83,896	552,476
Legal & General Group PLC	823,569	1,967,889
Lloyds Banking Group PLC(a)	10,694,465	3,875,282
London Stock Exchange Group PLC	49,586	5,307,416
M&G PLC	388,331	736,347
Melrose Industries PLC(a)	756,420	1,170,238
Mondi PLC	76,914	1,454,951
National Grid PLC	533,459	6,338,919
Natwest Group PLC(a)	748,075	1,201,338
Next PLC	21,749	1,642,294
NMC Health PLC(a)(b)	14,180	0	(e)
Ocado Group PLC(a)	69,945	2,058,390
Pearson PLC(d)	119,053	785,071
Persimmon PLC	51,511	1,555,863
Prudential PLC	391,157	4,768,363
Reckitt Benckiser Group PLC	106,844	9,394,154
RELX PLC	291,713	5,761,501
Rentokil Initial PLC(a)	303,003	2,060,778
Rio Tinto PLC	169,465	9,546,984
Rolls-Royce Holdings PLC(d)	276,870	255,321
Royal Dutch Shell PLC, Class A	617,999	7,714,250
Royal Dutch Shell PLC, Class B	551,660	6,626,525
RSA Insurance Group PLC	156,997	859,896

16

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Sage Group PLC (The)	181,530	$1,491,870
Schroders PLC	12,632	426,949
Segro PLC	166,531	1,942,228
Severn Trent PLC	30,104	945,865
Smith & Nephew PLC	139,046	2,402,847
Smiths Group PLC	48,028	825,622
Spirax-Sarco Engineering PLC	10,208	1,488,841
SSE PLC	164,753	2,673,472
St. James’s Place PLC	57,975	674,056
Standard Chartered PLC(a)	424,201	1,929,595
Standard Life Aberdeen PLC	369,248	1,071,848
Taylor Wimpey PLC(a)	524,064	716,917
Tesco PLC	1,489,145	3,956,831
Unilever PLC	168,867	9,615,918
United Utilities Group PLC	115,191	1,285,965
Vodafone Group PLC	4,053,534	5,398,457
Whitbread PLC(a)	30,346	842,427
Wm Morrison Supermarkets PLC	369,451	778,174
WPP PLC	196,065	1,563,156

		254,850,408

Total Common Stocks — 96.3% (Cost: $3,167,088,922)		3,042,356,507

Investment Companies

India — 2.3%
iShares MSCI India ETF(d)(g)	2,171,411	72,937,696

Total Investment Companies — 2.3% (Cost: $72,503,302)		72,937,696

Preferred Stocks

Brazil — 0.4%
Banco Bradesco SA, Preference Shares, NVS	710,704	2,484,876
Braskem SA, Class A, Preference Shares, NVS	27,100	107,347
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	92,700	498,226
Cia. Energetica de Minas Gerais, Preference Shares, NVS	169,863	301,959
Gerdau SA, Preference Shares, NVS	175,200	662,697
Itau Unibanco Holding SA, Preference Shares, NVS	704,395	2,868,400
Itausa SA, Preference Shares, NVS	605,521	954,594
Lojas Americanas SA, Preference Shares, NVS	131,834	531,131
Petroleo Brasileiro SA, Preference Shares, NVS	653,400	2,146,271
Telefonica Brasil SA, Preference Shares, NVS	72,700	536,361

		11,091,862

Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	17,707	646,258

Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	86,042	546,879

Germany — 0.4%
Bayerische Motoren Werke AG, Preference Shares, NVS	10,384	537,053
Fuchs Petrolub SE, Preference Shares, NVS	10,504	540,568
Henkel AG & Co. KGaA, Preference Shares, NVS	26,987	2,625,518
Porsche Automobil Holding SE, Preference Shares, NVS	25,267	1,353,884

Security	Shares	Value

Germany (continued)
Sartorius AG, Preference Shares, NVS	5,838	$2,471,262
Volkswagen AG, Preference Shares, NVS	27,980	4,077,320

		11,605,605

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	879,890	320,089

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS	1,004,700	458,253

South Korea — 0.2%
Hyundai Motor Co.
Preference Shares, NVS	3,547	245,698
Series 2, Preference Shares, NVS	5,531	389,466
LG Chem Ltd., Preference Shares, NVS	1,196	326,747
LG Household & Health Care Ltd., Preference Shares, NVS	358	218,012
Samsung Electronics Co. Ltd., Preference Shares, NVS	118,866	5,248,248

		6,428,171

Total Preferred Stocks — 1.0% (Cost: $30,419,544)		31,097,117

Rights

China — 0.0%
Legend Holdings Corp., Class H (Expires 11/30/20)(a)	9,138	0	(e)

Singapore — 0.0%
Mapletree Logistics Trust (Expires 12/11/20)(a)	7,591	0	(e)

United Kingdom — 0.0%
Rolls-Royce Holdings PLC, NVS (Expires 11/11/20)(a)	922,900	465,391

Total Rights — 0.0% (Cost: $2,405,118)		465,391

Short-Term Investments

Money Market Funds — 3.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(g)(h)(i)	97,034,009	97,101,932
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(g)(h)	1,530,000	1,530,000

		98,631,932

Total Short-Term Investments — 3.1% (Cost: $98,613,768)		98,631,932

Total Investments in Securities — 102.7% (Cost: $3,371,030,654)		3,245,488,643

Other Assets, Less Liabilities — (2.7)%		(84,519,926)

Net Assets — 100.0%		$3,160,968,717

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of this security is on loan.
(e)	Rounds to less than $1.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

17

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI ACWI ex U.S. ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$125,859,057	$—	$(28,715,548	)(a)	$(28,189)	$(13,388)	$97,101,932	97,034,009	$156,390	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,750,000	—	(5,220,000	)(a)	—	—	1,530,000	1,530,000	936		—
iShares MSCI India ETF	69,993,667	—	(665,288)		(46,937)	3,656,254	72,937,696	2,171,411	—		—

					$(75,126)	$3,642,866	$171,569,628		$157,326		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE Index	107	12/18/20	$9,544	$(559,571)
MSCI Emerging Markets E-Mini Index	68	12/18/20	3,746	33,180

				$(526,391)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

18

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI ACWI ex U.S. ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total

Investments
Assets
Common Stocks	$3,027,845,122	$13,686,629		$824,756	$3,042,356,507
Investment Companies	72,937,696	—		—	72,937,696
Preferred Stocks	31,097,117	—		—	31,097,117
Rights	465,391	0	(a)	—	465,391
Money Market Funds	98,631,932	—		—	98,631,932

	$3,230,977,258	$13,686,629		$824,756	$3,245,488,643

Derivative financial instruments(b)
Assets
Futures Contracts	$33,180	$—		$—	$33,180
Liabilities
Futures Contracts	(559,571)	—		—	(559,571)

	$(526,391)	$—		$—	$(526,391)

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
CPO	Certificates of Participation (Ordinary)
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company

19